UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21158
                                                     ---------------------

            Nuveen North Carolina Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT November 30, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                    NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPG

                                NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NZX

                              NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NKG

                             NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
                                                                             NNC

                         NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NRB

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNO

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NII

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
  Chairman of the Board



Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly income free from federal, state and, in some cases, local taxes, as well as an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether interest rates will soon begin to rise, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."


From our experience, what we do know is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in achieving your long-term financial goals. In fact, a well- diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005

Nuveen Georgia and North Carolina Municipal Closed-End
Exchange-Traded Funds
(NPG, NZX, NKG, NNC, NRB, NNO, NII)

Portfolio Manager's
        COMMENTS

Portfolio manager Cathryn Steeves discusses the key investment strategies and semiannual performance of these Nuveen Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for the North Carolina Funds in February 2004 and for the Georgia Funds in August 2004.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE GEORGIA AND NORTH CAROLINA FUNDS DURING THE SIX MONTHS ENDED NOVEMBER 30, 2004?

As the market continued to anticipate a possible increase in interest rates, our focus during this reporting period centered on finding bonds that we thought had the potential to add value immediately and also perform well under a variety of future market scenarios. This included purchasing bonds with maturities that we thought had the strongest potential given the relative steepness of the yield curve. In general, our purchase activity in both the Georgia and North Carolina Funds emphasized securities in the long-intermediate part of the yield curve; that is, bonds that mature between 2021 and 2025. In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and, in our opinion, greater total return potential.

In both the Georgia and North Carolina Funds, we also focused on adding some bonds with coupons above current market rates because we believed they could help to position the Funds more defensively and mitigate some of the interest rate risk if rates rise from their current levels. Over this six-month period, municipal issuance in Georgia increased substantially from the previous six months. This increased supply provided greater access to the premium coupon bonds we sought. We also worked to make the credit risks within each of these Georgia Funds more similar to each other. As a result, some Funds saw their allocations to BBB rated bonds increase, while these allocations decreased in other Funds.

In North Carolina, municipal supply was more limited than in Georgia, which helped to support bond prices in this market. Similar to the Georgia Funds, we worked to manage each of the North Carolina Fund's holdings of BBB rated bonds, while trying to reduce overall credit risk by selectively trimming concentrated positions.

One of our longer-term goals is to position all of these Funds so that they provide return variability and interest rate risk roughly comparable to the variability and risk of the bond markets in which the Funds invest. (Interest rate risk is the risk that values will fall because of an increase in market interest rates.) As one strategy to reach this goal, we attempted to reduce some of the interest rate risk of NZX, NKG, NRB and NII by hedging in the derivatives market. Our only objective with these hedges was to reduce the duration of these Funds without having a negative impact on their dividends. These hedges do not affect the Funds' income streams or dividend-paying capabilities over the short-term. Instead, the costs of the hedges are reflected as an addition or subtraction from each Fund's net asset value as the value of the hedge fluctuates. Each of the hedges had a negative impact on its Fund's NAV as of November 30, 2004, because interest rates fell and bond prices rose during the periods in which the hedges were in place. In each case, this loss in value was at least partly offset by the fact that the Fund's portfolio, because it had longer-than-target duration, increased in value by more as a result of these interest rate changes than if the Fund had maintained a portfolio with the targeted duration. (NNO also instituted a similar hedging program after the conclusion of this reporting period.)

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for relevant comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/04

                           6-MONTH        1-YEAR         5-YEAR          10-YEAR
--------------------------------------------------------------------------------
NPG                        5.96%          5.31%          8.71%           9.49%
--------------------------------------------------------------------------------
NZX                        6.53%          5.39%          NA              NA
--------------------------------------------------------------------------------
NKG                        6.58%          5.03%          NA              NA
--------------------------------------------------------------------------------
NNC                        5.44%          4.87%          9.00%           9.54%
--------------------------------------------------------------------------------
NRB                        6.01%          5.31%          NA              NA
--------------------------------------------------------------------------------
NNO                        6.19%          5.16%          NA              NA
--------------------------------------------------------------------------------
NII                        6.39%          5.20%          NA              NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index1      4.30%          4.08%          6.78%           7.16%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                   6.58%          5.69%          8.71%           8.95%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for each Fund in this report.

1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 44 funds; 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended November 30, 2004, the cumulative returns on net asset value (NAV) for all seven Funds in this report outperformed the return on the Lehman Brothers Municipal Bond Index. NKG also performed in line with the average return for the Lipper Other States category, while NPG, NZX, NNC, NRB, NNO and NII trailed this measure. It should be noted that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons between specific Funds and the category average less meaningful.

One of the primary factors benefiting the six-month performances of these Funds relative to that of the unmanaged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low, and long-term rates fall or remain relatively constant, as they did during this reporting period.

As discussed earlier, one of our strategies over this six-month period involved working to enhance each Fund's yield curve positioning. As a result, we believe that each of these Funds was generally well positioned for the rate environment of this period. However, work continues on NPG and NNC, which were less optimally positioned because of their relatively greater exposure to bonds in the short part of the yield curve. This detracted from their performance as long-and intermediate-term interest rates fell during this period. Many of the shorter maturity bonds in the two Funds' portfolios were purchased when they had higher yields than bonds available in the current market. As a result, we have maintained these holdings to provide support for the Funds' monthly dividends.

All of these Funds benefited from their holdings of lower-quality bonds, which generally outperformed other higher-rated sectors as the economy improved. Among the BBB rated bonds making a strong contribution to the total returns of the three Georgia Funds as well as that of NII were bonds issued by Puerto Rico and backed by the 1998 master tobacco settlement agreement. During this reporting period, the price performance of these bonds was favorably affected by an improved litigation environment and the lack of supply combined with continued demand.

The returns of all seven of these Funds also were helped to varying degrees by the performance of their healthcare sector holdings, especially hospital bonds. As of November 30, 2004, exposure to the healthcare sector in these Funds was 23% in NPG, 21% in NKG, 18% in NZX, 15% in NRB, 14% in NNC and NNO, and 6% in NII.

One area of the market that did not perform well during this period was structured finance bonds, which includes the housing sector as well as student loan bonds. While these types of securities generally provide higher yields and help to reduce volatility in a rising interest rate environment, their underperformance during this six months stemmed largely from lower demand due to concerns about prepayments and increased bond calls as interest rates remained low. NNC, in particular, held a number of student loan bonds, while all of the Funds had varying exposure to housing bonds as of November 30, 2004.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these seven Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of all these Funds throughout the reporting period.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2004, NPG, NZX, NNC, NRB and NNO had positive UNII balances for both financial statement and tax purposes. NKG and NII had negative UNII balances for financial statement purposes and positive UNII balances for tax purposes.

As of November 30, 2004, the Funds were trading at premiums or discounts to their net asset values as shown in the accompanying chart.

FUND              11/30 PREM/DISC         PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NPG                   11.13%                       5.43%
--------------------------------------------------------------------------------
NZX                    2.14%                     - 1.80%
--------------------------------------------------------------------------------
NKG                  - 4.90%                     - 3.56%
--------------------------------------------------------------------------------
NNC                   10.01%                       7.14%
--------------------------------------------------------------------------------
NRB                    8.65%                       5.27%
--------------------------------------------------------------------------------
NNO                    5.49%                       1.18%
--------------------------------------------------------------------------------
NII                    3.34%                       1.15%
--------------------------------------------------------------------------------

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2004?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of November 30, 2004, these seven Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. Guaranteed and AA in the Georgia Funds ranging from 82% in NZX to 83% in NPG and 89% in NKG and, among the North Carolina Funds, from 79% in NNC, to 86% in NRB, 88% in NNO and 93% in NII.

As of November 30, 2004, potential call exposure during 2005 and 2006 ranged from 0% in NZX to 3% in NKG, 4% in NNO, 5% in NRB and 6% in NII. NPG faced a potential 16% call exposure, and NNC a potential 17%, during 2005-2006. This included a number of higher-yielding student loan and housing bonds with short call dates that we continued to hold due to the income they provided. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Nuveen Georgia Premium Income Municipal Fund
NPG

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              73%
AA                               10%
A                                11%
BBB                               5%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0755
Jan                           0.0755
Feb                           0.0755
Mar                           0.0755
Apr                           0.0755
May                           0.0755
Jun                           0.0755
Jul                           0.0755
Aug                           0.0755
Sep                           0.0755
Oct                           0.0755
Nov                           0.0755

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.5
                              17
                              17.15
                              17.08
                              17.35
                              17.08
                              17.07
                              17.21
                              17.34
                              17.25
                              17.5
                              17.5
                              17.45
                              17.3
                              17.14
                              17.15
                              17.3
                              17.25
                              16.26
                              15.5
                              15.22
                              14.81
                              14.55
                              14.67
                              15.3
                              15.15
                              14.55
                              14.59
                              14.76
                              14.97
                              15.04
                              14.97
                              15.13
                              15.6
                              15.5
                              15.51
                              15.55
                              15.9
                              16.1
                              15.95
                              16.11
                              16.04
                              16.15
                              15.88
                              16.16
                              16.2
                              16.23
                              16.36
                              16.09
11/30/04                      16.45


FUND SNAPSHOT
------------------------------------
Share Price                   $16.47
------------------------------------
Common Share
Net Asset Value               $14.82
------------------------------------
Premium/(Discount) to NAV     11.13%
------------------------------------
Market Yield                   5.50%
------------------------------------
Taxable-Equivalent Yield1      8.15%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,218
------------------------------------
Average Effective Maturity
on Securities (Years)          18.55
------------------------------------
Leverage-Adjusted Duration      8.47
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)   10.79%         5.96%
------------------------------------
1-Year          8.23%         5.31%
------------------------------------
5-Year          9.83%         8.71%
------------------------------------
10-Year        10.33%         9.49%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     23.2%
------------------------------------
Water and Sewer                16.0%
------------------------------------
Housing/Multifamily            12.1%
------------------------------------
Education and Civic
  Organizations                 9.9%
------------------------------------
Tax Obligation/Limited          8.9%
------------------------------------
Utilities                       7.2%
------------------------------------
Tax Obligation/General          6.6%
------------------------------------
Housing/Single Family           4.8%
------------------------------------
Consumer Staples                3.6%
------------------------------------
Other                           7.7%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2003 of $0.0063 per share.

Nuveen Georgia Dividend Advantage Municipal Fund
NZX

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              74%
AA                                8%
A                                 7%
BBB                              11%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.073
Jan                            0.073
Feb                            0.073
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.073
Oct                            0.073
Nov                            0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.35
                              15.22
                              15.3
                              15.28
                              15.4
                              15.86
                              16.2
                              15.68
                              15.69
                              15.82
                              16.3
                              15.95
                              16.05
                              15.89
                              15.94
                              16.38
                              16.44
                              16.08
                              15
                              14.15
                              14.25
                              13.45
                              13.03
                              13.58
                              13.95
                              14.12
                              13.53
                              13.7
                              13.97
                              14.16
                              14.35
                              14.05
                              14.12
                              14.41
                              14.32
                              14.78
                              14.95
                              14.87
                              14.7
                              14.9
                              14.84
                              14.89
                              14.98
                              15.3
                              15.41
                              15.32
                              15.26
                              15.33
                              15.25
11/30/04                      15.55

FUND SNAPSHOT
------------------------------------
Share Price                   $15.29
------------------------------------
Common Share
Net Asset Value               $14.97
------------------------------------
Premium/(Discount) to NAV      2.14%
------------------------------------
Market Yield                   5.73%
------------------------------------
Taxable-Equivalent Yield1      8.49%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $29,342
------------------------------------
Average Effective Maturity
on Securities (Years)          17.96
------------------------------------
Leverage-Adjusted Duration      7.72
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   12.90%         6.53%
------------------------------------
1-Year          7.07%         5.39%
------------------------------------
Since
Inception       6.52%         7.44%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
  Organizations                20.6%
------------------------------------
Healthcare                     18.3%
------------------------------------
Water and Sewer                12.5%
------------------------------------
Utilities                      10.9%
------------------------------------
Housing/Multifamily             8.0%
------------------------------------
Tax Obligation/General          6.3%
------------------------------------
Housing/Single Family           6.3%
------------------------------------
Tax Obligation/Limited          6.2%
------------------------------------
Transportation                  2.5%
------------------------------------
Other                           8.4%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains distributions in December 2003 of $0.0136 per share.

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              75%
AA                               14%
A                                 2%
BBB                               9%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.067
Jan                            0.067
Feb                            0.067
Mar                            0.067
Apr                            0.067
May                            0.067
Jun                            0.067
Jul                            0.067
Aug                            0.067
Sep                            0.067
Oct                            0.067
Nov                            0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       13.52
                              13.48
                              13.72
                              13.53
                              13.85
                              14.22
                              14.68
                              14.3
                              14.31
                              14.66
                              14.65
                              14.85
                              14.85
                              15
                              14.77
                              14.96
                              14.83
                              14.65
                              13.8
                              13.6
                              13.55
                              12.6
                              12.31
                              12.92
                              13.2
                              13.07
                              12.58
                              12.85
                              13.29
                              13.35
                              13.41
                              13.4
                              13.22
                              13.6
                              13.6
                              13.84
                              14.15
                              13.96
                              14.5
                              14.33
                              14.28
                              14.06
                              14.18
                              14.15
                              14.42
                              14.39
                              14
                              13.59
                              13.65
11/30/04                      13.75


FUND SNAPSHOT
------------------------------------
Share Price                   $13.59
------------------------------------
Common Share
Net Asset Value               $14.29
------------------------------------
Premium/(Discount) to NAV     -4.90%
------------------------------------
Market Yield                   5.92%
------------------------------------
Taxable-Equivalent Yield1      8.77%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $65,085
------------------------------------
Average Effective Maturity
on Securities (Years)          19.79
------------------------------------
Leverage-Adjusted Duration      7.79
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)    5.98%         6.58%
------------------------------------
1-Year          5.38%         5.03%
------------------------------------
Since
Inception       0.98%         5.45%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.9%
------------------------------------
Healthcare                     20.6%
------------------------------------
Water and Sewer                14.9%
------------------------------------
Education and Civic
  Organizations                14.7%
------------------------------------
Utilities                       6.5%
------------------------------------
Tax Obligation/General          6.2%
------------------------------------
Transportation                  4.0%
------------------------------------
Housing/Single Family           3.7%
------------------------------------
Other                           8.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2003 of $0.0218 per share.

Nuveen North Carolina Premium Income Municipal Fund
NNC

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              48%
AA                               31%
A                                14%
BBB                               7%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       17
                              16.85
                              17.09
                              17.08
                              17.2
                              17.13
                              17.01
                              17.41
                              17.16
                              17.18
                              17.07
                              17.15
                              17.1
                              17.3
                              16.92
                              17.47
                              17.07
                              16.85
                              16.09
                              15.82
                              14.85
                              14.31
                              14.19
                              14.85
                              15.4
                              15.2
                              14.68
                              14.58
                              15.08
                              15.38
                              15.24
                              15.62
                              15.85
                              16.3
                              16.17
                              16.5
                              16.25
                              16.4
                              16.5
                              16.45
                              16.23
                              16.29
                              16.46
                              16.77
                              16.4
                              16.48
                              16.51
                              16.33
                              16.51
11/30/04                      16.51


FUND SNAPSHOT
------------------------------------
Share Price                   $16.38
------------------------------------
Common Share
Net Asset Value               $14.89
------------------------------------
Premium/(Discount) to NAV     10.01%
------------------------------------
Market Yield                   5.46%
------------------------------------
Taxable-Equivalent Yield1      8.27%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $94,202
------------------------------------
Average Effective Maturity
on Securities (Years)          15.57
------------------------------------
Leverage-Adjusted Duration      7.80
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)    9.34%         5.44%
------------------------------------
1-Year          4.04%         4.87%
------------------------------------
5-Year          9.00%         9.00%
------------------------------------
10-Year         9.23%         9.54%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.5%
------------------------------------
Education and Civic
  Organizations                18.5%
------------------------------------
Healthcare                     13.9%
------------------------------------
U.S. Guaranteed                13.1%
------------------------------------
Tax Obligation/General          9.4%
------------------------------------
Housing/Single Family           6.4%
------------------------------------
Housing/Multifamily             5.9%
------------------------------------
Utilities                       5.6%
------------------------------------
Other                           7.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen North Carolina Dividend Advantage Municipal Fund
NRB

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              53%
AA                               33%
A                                 9%
BBB                               5%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0765
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.5
                              16.64
                              16.33
                              16.75
                              16.75
                              16.8
                              16.8
                              16.88
                              16.88
                              16.77
                              16.69
                              16.72
                              16.8
                              16.84
                              16.96
                              17.02
                              17.15
                              16.8
                              16.1
                              15.5
                              15.54
                              15.1
                              14.96
                              15
                              15.05
                              14.76
                              14.92
                              14.72
                              14.9
                              15.2
                              15.55
                              15.34
                              15.55
                              15.81
                              15.85
                              15.96
                              16.12
                              16.1
                              16.3
                              16.25
                              16.25
                              16.43
                              16.56
                              16.85
                              16.62
                              16.69
                              16.75
                              16.84
                              17
11/30/04                      16.54


FUND SNAPSHOT
------------------------------------
Share Price                   $16.45
------------------------------------
Common Share
Net Asset Value               $15.14
------------------------------------
Premium/(Discount) to NAV      8.65%
------------------------------------
Market Yield                   5.58%
------------------------------------
Taxable-Equivalent Yield1      8.45%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $34,089
------------------------------------
Average Effective Maturity
on Securities (Years)          17.64
------------------------------------
Leverage-Adjusted Duration      7.34
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   12.48%         6.01%
------------------------------------
1-Year          6.93%         5.31%
------------------------------------
Since
Inception       8.48%         7.73%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
  Organizations                17.9%
------------------------------------
Water and Sewer                17.1%
------------------------------------
Healthcare                     15.0%
------------------------------------
Tax Obligation/Limited         13.4%
------------------------------------
Utilities                      13.4%
------------------------------------
Housing/Multifamily             9.6%
------------------------------------
Tax Obligation/General          4.2%
------------------------------------
Other                           9.4%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0713 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 2
NNO

Performance
     OVERVIEW As of November 30, 2004


NNO
Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              63%
AA                               25%
A                                 8%
BBB                               4%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.072
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.68
                              15.7
                              15.63
                              15.64
                              15.95
                              15.9
                              16
                              16.35
                              16.33
                              16.22
                              16.39
                              16.25
                              16.18
                              16.22
                              16.2
                              16.35
                              16.44
                              16.45
                              15.56
                              15.2
                              14.95
                              15.05
                              14.8
                              14.5
                              14.8
                              14.8
                              14.66
                              15.85
                              14.95
                              14.9
                              15.02
                              14.98
                              15.05
                              15.42
                              15.28
                              15.49
                              15.54
                              15.6
                              15.73
                              15.47
                              15.7
                              15.6
                              15.85
                              15.76
                              15.74
                              16.11
                              16.03
                              15.72
                              15.95
11/30/04                      16.1


FUND SNAPSHOT
------------------------------------
Share Price                   $16.13
------------------------------------
Common Share
Net Asset Value               $15.29
------------------------------------
Premium/(Discount) to NAV      5.49%
------------------------------------
Market Yield                   5.36%
------------------------------------
Taxable-Equivalent Yield1      8.12%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $57,126
------------------------------------
Average Effective Maturity
on Securities (Years)          14.16
------------------------------------
Leverage-Adjusted Duration      8.85
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   12.04%         6.19%
------------------------------------
1-Year          8.74%         5.16%
------------------------------------
Since
Inception       8.29%         8.11%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.8%
------------------------------------
Education and Civic
  Organizations                15.7%
------------------------------------
Healthcare                     14.4%
------------------------------------
Water and Sewer                10.2%
------------------------------------
Transportation                  8.6%
------------------------------------
Utilities                       8.3%
------------------------------------
U.S. Guaranteed                 8.1%
------------------------------------
Tax Obligation/General          5.5%
------------------------------------
Other                           9.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0285 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 3
NII

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              64%
AA                               29%
A                                 2%
BBB                               5%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.067
Jan                            0.067
Feb                            0.067
Mar                            0.067
Apr                            0.067
May                            0.067
Jun                            0.067
Jul                            0.067
Aug                            0.067
Sep                            0.067
Oct                            0.067
Nov                            0.067


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       14.6
                              14.95
                              14.87
                              14.69
                              15.2
                              14.95
                              15.02
                              15.17
                              14.9
                              15.07
                              15.2
                              15.2
                              15.25
                              15.41
                              15.5
                              15.5
                              15.3
                              15.39
                              14.65
                              14.44
                              13.93
                              14.17
                              13.65
                              13.55
                              13.68
                              14.1
                              13.79
                              13.62
                              13.85
                              14.04
                              14.2
                              14.03
                              14.32
                              14.4
                              14.34
                              14.67
                              14.57
                              14.64
                              14.78
                              14.48
                              14.78
                              14.65
                              14.89
                              14.85
                              14.94
                              15.12
                              15
                              14.65
                              15.15
11/30/04                      15.13


FUND SNAPSHOT
------------------------------------
Share Price                   $14.85
------------------------------------
Common Share
Net Asset Value               $14.37
------------------------------------
Premium/(Discount) to NAV      3.34%
------------------------------------
Market Yield                   5.41%
------------------------------------
Taxable-Equivalent Yield1      8.20%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,395
------------------------------------
Average Effective Maturity
on Securities (Years)          17.88
------------------------------------
Leverage-Adjusted Duration      7.42
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   11.58%         6.39%
------------------------------------
1-Year          7.11%         5.20%
------------------------------------
Since
Inception       4.86%         5.65%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         30.7%
------------------------------------
Water and Sewer                17.7%
------------------------------------
Education and Civic
  Organizations                11.1%
------------------------------------
Tax Obligation/General         10.2%
------------------------------------
Utilities                      10.0%
------------------------------------
Healthcare                      6.5%
------------------------------------
Transportation                  6.2%
------------------------------------
Other                           7.6%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2003 of $0.0071 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held November 17, 2004, at 8:30 AM (Pacific time) in the Embassy Room of the Mandarin Oriental Hotel, 222 Sansome Street, San Francisco, CA 94104-2792.

                                            NPG                                NZX                                 NKG
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                 Common and                         Common and                           Common and
                              MuniPreferred      MuniPreferred   MuniPreferred      MuniPreferred     MuniPreferred   MuniPreferred
                              shares voting      shares voting   shares voting      shares voting     shares voting   shares voting
                                   together           together        together           together          together        together
                                 as a class         as a class      as a class         as a class        as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                            3,599,302                --        1,931,928                --          4,444,556              --
   Withhold                          25,152                --            1,010                --             11,325              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          3,624,454                --        1,932,938                --          4,455,881              --
====================================================================================================================================
Lawrence H. Brown
   For                            3,604,952                --        1,931,928                --          4,441,156              --
   Withhold                          19,502                --            1,010                --             14,725              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          3,624,454                --        1,932,938                --          4,455,881              --
====================================================================================================================================
Jack B. Evans
   For                            3,604,751                --        1,930,928                --          4,443,556              --
   Withhold                          19,703                --            2,010                --             12,325              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          3,624,454                --        1,932,938                --          4,455,881              --
====================================================================================================================================
William C. Hunter
   For                            3,601,752                --        1,930,928                --          4,443,556              --
   Withhold                          22,702                --            2,010                --             12,325              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          3,624,454                --        1,932,938                --          4,455,881              --
====================================================================================================================================
William J. Schneider
   For                                   --             1,097               --               576                 --           1,299
   Withhold                              --                --               --                --                 --               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --             1,097               --               576                 --           1,302
====================================================================================================================================
Timothy R. Schwertfeger
   For                                   --             1,097               --               576                 --           1,302
   Withhold                              --                --               --                --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --             1,097               --               576                 --           1,302
====================================================================================================================================
Judith M. Stockdale
   For                            3,603,952                --        1,930,928                --          4,443,118              --
   Withhold                          20,502                --            2,010                --             12,763              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          3,624,454                --        1,932,938                --          4,455,881              --
====================================================================================================================================


                                       16


                                             NNC                               NRB                                NNO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                 Common and                         Common and                           Common and
                              MuniPreferred      MuniPreferred   MuniPreferred      MuniPreferred     MuniPreferred   MuniPreferred
                              shares voting      shares voting   shares voting      shares voting     shares voting   shares voting
                                   together           together        together           together          together        together
                                 as a class         as a class      as a class         as a class        as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                            5,964,053                --        2,221,275                --          3,678,899              --
   Withhold                          45,012                --           16,768                --             15,772              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          6,009,065                --        2,238,043                --          3,694,671              --
====================================================================================================================================
Lawrence H. Brown
   For                            5,964,453                --        2,221,275                --          3,678,899              --
   Withhold                          44,612                --           16,768                --             15,772              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          6,009,065                --        2,238,043                --          3,694,671              --
====================================================================================================================================
Jack B. Evans
   For                            5,964,482                --        2,221,275                --          3,681,499              --
   Withhold                          44,583                --           16,768                --             13,172              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          6,009,065                --        2,238,043                --          3,694,671              --
====================================================================================================================================
William C. Hunter
   For                            5,966,114                --        2,221,605                --          3,678,899              --
   Withhold                          42,951                --           16,438                --             15,772              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          6,009,065                --        2,238,043                --          3,694,671              --
====================================================================================================================================
William J. Schneider
   For                                   --             1,611               --               633                 --             938
   Withhold                              --                 1               --                 5                 --               1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --             1,612               --               638                 --             939
====================================================================================================================================
Timothy R. Schwertfeger
   For                                   --             1,611               --               633                 --             938
   Withhold                              --                 1               --                 5                 --               1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 --             1,612               --               638                 --             939
====================================================================================================================================
Judith M. Stockdale
   For                            5,964,482                --        2,219,775                --          3,678,849              --
   Withhold                          44,583                --           18,268                --             15,822              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          6,009,065                --        2,238,043                --          3,694,671              --
====================================================================================================================================


                                       17


Shareholder
   MEETING REPORT (continued)
                                                                                                                  NII
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                         Common and
                                                                                                      MuniPreferred   MuniPreferred
                                                                                                      shares voting   shares voting
                                                                                                           together        together
                                                                                                         as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                                                    3,885,357              --
   Withhold                                                                                                  28,863              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,914,220              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                    3,885,357              --
   Withhold                                                                                                  28,863              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,914,220              --
====================================================================================================================================
Jack B. Evans
   For                                                                                                    3,882,691              --
   Withhold                                                                                                  31,529              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,914,220              --
====================================================================================================================================
William C. Hunter
   For                                                                                                    3,882,691              --
   Withhold                                                                                                  31,529              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,914,220              --
====================================================================================================================================
William J. Schneider
   For                                                                                                           --           1,053
   Withhold                                                                                                      --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --           1,053
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                           --           1,053
   Withhold                                                                                                      --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --           1,053
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                    3,879,046              --
   Withhold                                                                                                  35,174              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  3,914,220              --
====================================================================================================================================

                        Nuveen Georgia Premium Income Municipal Fund (NPG)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.3% (3.6% OF TOTAL INVESTMENTS)

$       2,000   Cartersville Development Authority, Georgia, Water and                5/07 at 101.00          A+     $    2,074,760
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Companies Inc., Series 1997, 6.125%, 5/01/27
                 (Alternative Minimum Tax)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            919,370
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.7% (9.9% OF TOTAL INVESTMENTS)

        1,000   Athens-Clarke County Unified Government Development                  12/12 at 100.00         AAA          1,071,010
                 Authority, Georgia, Educational Facilities Revenue Bonds,
                 UGAREF CCRC Building LLC Project, Series 2002,
                 5.000%, 12/15/16 - AMBAC Insured

                Atlanta Urban Residential Finance Authority, Georgia, Dormitory
                Facility Revenue Refunding Bonds, Morehouse College Project,
                Series 1995:
        1,210    5.750%, 12/01/20 - MBIA Insured                                     12/05 at 102.00         AAA          1,274,312
        1,375    5.750%, 12/01/25 - MBIA Insured                                     12/05 at 102.00         AAA          1,444,671

        1,550   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,660,965
                 Housing and Athletic Facility Lease Revenue Bonds, Georgia
                 Southern University, Series 2004, 5.250%, 8/01/21 -
                 XLCA Insured

          700   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            730,429
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

          395   DeKalb County Development Authority, Georgia, Revenue                 4/05 at 102.00          AA            404,172
                 Bonds, Emory University, Series 1994A, 6.000%, 10/01/14

        1,535   Fulton County Development Authority, Georgia, Revenue                 5/14 at 100.00         AAA          1,698,907
                 Bonds, Georgia Tech Molecular Science Building,
                 Series 2004, 5.250%, 5/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 34.7% (23.2% OF TOTAL INVESTMENTS)

        2,300   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A-          2,490,440
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A,
                 6.125%, 1/01/24

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,043,060
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

          900   Coffee County Hospital Authority, Georgia, Revenue Bonds,             1/14 at 100.00        BBB+            921,177
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        3,000   Floyd County Hospital Authority, Georgia, Revenue                     7/12 at 101.00         Aaa          3,096,810
                 Anticipation Certificates, Floyd Medical Center Project,
                 Series 2002, 5.200%, 7/01/32 - MBIA Insured

        1,090   Floyd County Hospital Authority, Georgia, Revenue                     7/13 at 101.00         Aaa          1,157,068
                 Anticipation Certificates, Floyd Medical Center,
                 Series 2003, 5.000%, 7/01/19 - MBIA Insured

        1,765   Gainesville and Hall County Hospital Authority, Georgia,             10/05 at 102.00         AAA          1,850,002
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc., Series 1995, 6.000%, 10/01/25 -
                 MBIA Insured

        1,750   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,792,420
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc., Series 2001, 5.500%, 5/15/31

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          3,935,738
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

        1,060   Henry County Hospital Authority, Georgia, Revenue                     7/14 at 101.00         Aaa          1,125,232
                 Certificates, Henry Medical Center, Series 2004,
                 5.000%, 7/01/20 - MBIA Insured

        1,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          1,042,510
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured


                                       19

                        Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 18.0% (12.1% OF TOTAL INVESTMENTS)

$       3,400   DeKalb County Housing Authority, Georgia, Multifamily                 1/05 at 102.00         AAA     $    3,471,298
                 Housing Revenue Bonds, Lakes at Indian Creek Apartments,
                 Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
                 FSA Insured

        2,000   Lawrenceville Housing Authority, Georgia, Multifamily                12/10 at 100.00         AAA          2,049,920
                 Housing Senior Revenue Bonds, Brisben Green of Hillcrest II,
                 Series 2000A-1, 5.800%, 12/01/33 (Alternative Minimum
                 Tax) - AMBAC Insured

        3,000   Macon-Bibb County Urban Development Authority, Georgia,               1/05 at 102.50         AAA          3,091,110
                 Multifamily Housing Revenue Refunding Bonds,
                 Series 1997A, 5.550%, 1/01/24 - MBIA Insured

        1,500   Marietta Housing Authority, Georgia, GNMA Collateralized             10/06 at 102.00         AAA          1,530,510
                 Multifamily Housing Revenue Bonds, Country Oaks
                 Apartments, Series 1996, 6.150%, 10/20/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.1% (4.8% OF TOTAL INVESTMENTS)

           55   Fulton County Housing Authority, Georgia, GNMA                        3/05 at 102.00         AAA             55,467
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1995A, 6.550%, 3/01/18
                 (Alternative Minimum Tax)

        2,950   Georgia Housing and Finance Authority, Single Family                 12/10 at 100.00         AAA          3,011,360
                 Mortgage Resolution 1 Bonds, Series 2001A-2,
                 5.700%, 12/01/31 (Alternative Minimum Tax)

          900   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            927,684
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.9% (0.6% OF TOTAL INVESTMENTS)

          500   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA            519,970
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.3% (2.2% OF TOTAL INVESTMENTS)

          750   Effingham County Industrial Development Authority, Georgia,           6/11 at 101.00         BB+            777,150
                 Pollution Control Revenue Refunding Bonds, Georgia-Pacific
                 Project, Series 2001, 6.500%, 6/01/31

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,057,940
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.9% (6.6% OF TOTAL INVESTMENTS)

        1,805   Forsyth County, Georgia, General Obligation Bonds,                      No Opt. Call          AA          2,009,362
                 Series 2004, 5.250%, 3/01/13

        2,500   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA          2,693,525
                 5.000%, 8/01/16

          800   Puerto Rico, General Obligation and Public Improvement                7/14 at 100.00          A-            843,080
                 Bonds, Series 2004A, 5.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.2% (8.9% OF TOTAL INVESTMENTS)

        3,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          3,378,330
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,600   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          2,850,458
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.375%, 8/01/17

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia,                  No Opt. Call         AAA          1,205,780
                 Sales Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.0% (1.4% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,           No Opt. Call         AAA          1,141,680
                 Series 1994A, 6.500%, 1/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 5.3% (3.5% OF TOTAL INVESTMENTS)

        2,500   Forsyth County School District, Georgia, General Obligation           2/10 at 102.00       AA***          2,862,950
                 Bonds, Series 1999, 5.750%, 2/01/19 (Pre-refunded to 2/01/10)

           85   Georgia Municipal Electric Authority, Project One Special               No Opt. Call       A+***             96,436
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.8% (7.2% OF TOTAL INVESTMENTS)

$         885   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa     $      953,464
                 Bonds, Newnan Water, Sewerage, and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,000   Fairburn, Georgia, Combined Utility Revenue Bonds,                   10/10 at 101.00         BBB          1,053,020
                 Series 2000, 5.750%, 10/01/20

        1,000   Georgia Municipal Electric Authority, General Power Revenue             No Opt. Call         AAA          1,135,610
                 Bonds, Series 1993Z, 5.500%, 1/01/20 - FGIC Insured

        1,665   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,875,656
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,038,690
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 23.8% (16.0% OF TOTAL INVESTMENTS)

        1,225   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA          1,273,032
                 Series 2004, 5.000%, 11/01/24 - FSA Insured

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
          500    5.000%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA            534,710
        1,990    5.000%, 10/01/17 - FSA Insured                                      10/12 at 100.00         AAA          2,118,771

        3,500   Coweta County Water and Sewer Authority, Georgia,                     6/11 at 102.00         Aaa          3,685,010
                 Revenue Bonds, Series 2001, 5.250%, 6/01/26 -
                 AMBAC Insured

        2,500   DeKalb County, Georgia, Water and Sewerage Bonds,                    10/10 at 101.00          AA          2,552,550
                 Series 2000, 5.125%, 10/01/31

        1,950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA          2,040,500
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,000   Midgeville, Georgia, Water and Sewerage Revenue Refunding               No Opt. Call         AAA          1,189,610
                 Bonds, Series 1996, 6.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      78,940   Total Long-Term Investments (cost $79,955,896) - 149.0%                                                  83,757,686
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                        259,857
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   56,217,543
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.7% (1.8% OF TOTAL INVESTMENTS)

$         750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00        Baa2     $      796,020
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.6% (2.4% OF TOTAL INVESTMENTS)

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00          A+          1,044,870
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Companies Inc. Project, Series 2002, 5.950%, 2/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.5% (20.6% OF TOTAL INVESTMENTS)

        1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          1,078,700
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.250%, 12/01/21 - AMBAC Insured

        1,200   Atlanta Development Authority, Georgia, Revenue Bonds,                1/12 at 100.00         AAA          1,233,960
                 Yamacraw Design Center Project, Series 2001A,
                 5.125%, 1/01/27 - MBIA Insured

        1,475   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,587,838
                 Housing and Athletic Facility Lease Revenue Bonds, Georgia
                 Southern University, Series 2004, 5.250%, 8/01/20 -
                 XLCA Insured

        1,620   Bulloch County Development Authority, Georgia, Student                8/12 at 100.00         Aaa          1,701,421
                 Housing Lease Revenue Bonds, Georgia Southern University
                 Project, Series 2002, 5.000%, 8/01/20 - AMBAC Insured

          500   Carrollton Payroll Development Authority, Georgia,                    9/14 at 100.00         Aaa            521,735
                 Student Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,485   Fulton County Development Authority, Georgia, Revenue                 4/12 at 100.00         AAA          1,556,874
                 Bonds, Georgia Tech Athletic Association, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

        1,250   Private Colleges and Universities Authority, Georgia,                10/11 at 102.00        Baa1          1,293,188
                 Revenue Bonds, Mercer University, Series 2001,
                 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 27.3% (18.3% OF TOTAL INVESTMENTS)

        1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,074,960
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.375%, 1/01/19 - MBIA Insured

          500   Coffee County Hospital Authority, Georgia, Revenue Bonds,             1/14 at 100.00        BBB+            511,765
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,280,300
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc., Series 2001, 5.500%, 5/15/31

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          1,994,107
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

          500   Henry County Hospital Authority, Georgia, Revenue                     7/14 at 101.00         Aaa            530,770
                 Certificates, Henry Medical Center, Series 2004,
                 5.000%, 7/01/20 - MBIA Insured

          500   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA            521,255
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        2,000   Valdosta and Lowndes County Hospital Authority,                      10/12 at 101.00         AAA          2,090,280
                 Georgia, Revenue Certificates, South Georgia Medical
                 Center, Series 2002, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.9% (8.0% OF TOTAL INVESTMENTS)

          990   DeKalb County Housing Authority, Georgia, GNMA                        8/11 at 103.00         Aaa          1,010,790
                 Collateralized Multifamily Housing Revenue Bonds,
                 Castaways Apartments, Series 2001A, 5.400%, 2/20/29

          995   DeKalb County Housing Authority, Georgia, GNMA                       12/11 at 103.00         Aaa          1,021,248
                 Collateralized Multifamily Housing Revenue Bonds,
                 Snapwoods Apartments, Series 2001A, 5.500%, 12/20/32

        1,385   Savannah Housing Authority, Georgia, FNMA Multifamily                 8/16 at 100.00         Aaa          1,448,502
                 Housing Revenue Refunding Bonds, Chatham Gardens,
                 Series 2001, 5.625%, 8/01/31 (Alternative Minimum Tax)
                 (Mandatory put 2/01/19)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.4% (6.3% OF TOTAL INVESTMENTS)

$       2,000   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA     $    2,077,860
                 Mortgage Resolution 1 Bonds, Series 2002A-2,
                 5.450%, 12/01/22 (Alternative Minimum Tax)

          650   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            669,994
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7% (1.8% OF TOTAL INVESTMENTS)

          750   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA            789,953
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.5% (2.4% OF TOTAL INVESTMENTS)

        1,000   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB          1,033,060
                 Environmental Improvement Revenue Refunding Bonds,
                 International Paper Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.4% (6.3% OF TOTAL INVESTMENTS)

        2,000   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA          2,139,720
                 5.000%, 8/01/18

          595   Puerto Rico, General Obligation and Public Improvement                7/14 at 100.00          A-            627,041
                 Bonds, Series 2004A, 5.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.3% (6.2% OF TOTAL INVESTMENTS)

        1,525   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          1,663,272
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.000%, 8/01/14

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,055,160
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.7% (2.5% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          1,094,460
                 Series 2000A, 5.400%, 1/01/15 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.2% (10.9% OF TOTAL INVESTMENTS)

        1,500   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa          1,616,040
                 Bonds, Newnan Water and Sewer, and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,250   Municipal Electric Authority of Georgia, Combustion Turbine          11/12 at 100.00         AAA          1,339,775
                 Revenue Bonds, Series 2002A, 5.250%, 11/01/20 -
                 MBIA Insured

          500   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA            549,040
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15 -
                 MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility Revenue                 1/12 at 101.00        Baa3          1,236,276
                 Refunding and Improvement Bonds, Series 2002,
                 5.750%, 1/01/26


                                       23


                        Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.5% (12.5% OF TOTAL INVESTMENTS)

$       1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA     $    1,247,052
                 Series 2004, 5.000%, 11/01/24 - FSA Insured

        2,065   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          2,208,352
                 Series 2002, 5.000%, 10/01/16 - FSA Insured

          500   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA            523,203
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue              10/11 at 101.00         AA-          1,457,887
                 Bonds, Series 2001B, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      41,430   Total Long-Term Investments (cost $42,242,779) - 148.7%                                                  43,626,728
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                        715,561
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.1)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   29,342,289
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                 NOTIONAL  EFFECTIVE     TERMINATION   APPRECIATION
                                                                                   AMOUNT       DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).                                                     $1,900,000    2/02/05         2/02/25      $(110,649)

Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association) Municipal
Swap Index for the quarter.                                                     1,200,000   12/13/04        12/13/24        (40,577)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(151,226)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                        Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.9% (1.9% OF TOTAL INVESTMENTS)

$       1,750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00        Baa2     $    1,857,380
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.8% (1.9% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,838,740
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.2% (14.7% OF TOTAL INVESTMENTS)

                Athens-Clarke County Unified Government Development Authority,
                Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC
                Building LLC Project, Series 2002:
        1,225    5.000%, 12/15/18 - AMBAC Insured                                    12/12 at 100.00         AAA          1,299,076
        1,240    5.000%, 12/15/19 - AMBAC Insured                                    12/12 at 100.00         AAA          1,307,518

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,562,580
        2,500    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          2,525,450

        1,050   Fulton County Development Authority, Georgia, Revenue                 2/12 at 100.00         AAA          1,063,430
                 Bonds, TUFF Morehouse Project, Series 2002A,
                 5.000%, 2/01/34 - AMBAC Insured

        2,000   Fulton County Development Authority, Georgia, Revenue                11/13 at 100.00         AAA          2,080,940
                 Bonds, Georgia Tech - Klaus Parking and Family Housing,
                 Series 2003, 5.000%, 11/01/23 - MBIA Insured

        1,315   Private Colleges and Universities Authority, Georgia, Revenue         9/11 at 100.00          AA          1,341,576
                 Bonds, Emory University, Series 2001A, 5.125%, 9/01/33

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00        Baa1          1,293,188
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.1% (20.6% OF TOTAL INVESTMENTS)

        1,000   Chatham County Hospital Authority, Savannah, Georgia,                 1/14 at 100.00          A-          1,030,010
                 Hospital Revenue Bonds, Memorial Health University
                 Medical Center Inc., Series 2004A, 5.375%, 1/01/26

        1,000   Coffee County Hospital Authority, Georgia, Revenue Bonds,             1/14 at 100.00        BBB+          1,023,530
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

                Floyd County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Floyd Medical Center Project, Series 2002:
        1,480    5.000%, 7/01/22 - MBIA Insured                                       7/12 at 101.00         Aaa          1,540,517
        1,000    5.200%, 7/01/32 - MBIA Insured                                       7/12 at 101.00         Aaa

        1,145   Floyd County Hospital Authority, Georgia, Revenue                     7/13 at 101.00         Aaa          1,210,368
                 Anticipation Certificates, Floyd Medical Center,
                 Series 2003, 5.000%, 7/01/20 - MBIA Insured

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,280,300
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31

        3,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA          3,185,790
                 Revenue Bonds, Southeast Georgia Health Systems,
                 Series 1996, 5.250%, 8/01/13 - MBIA Insured

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,463,626
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,283,465

        2,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          2,085,020
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        1,945   Tift County Hospital Authority, Georgia, Revenue                     12/12 at 101.00         Aaa          2,086,226
                 Anticipation Bonds, Tift Regional Medical Center,
                 Series 2002, 5.250%, 12/01/19 - AMBAC Insured


                                       25


                        Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (3.0% OF TOTAL INVESTMENTS)

                Savannah Economic Development Authority, Georgia, GNMA
                Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III
                Apartments, Series 2002A:
$         500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA     $      510,910
          980    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA            980,510
        1,465    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,465,542


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.6% (3.7% OF TOTAL INVESTMENTS)

        1,900   Georgia Housing and Finance Authority, Single Family                  6/11 at 100.00         AAA          1,925,650
                 Mortgage Resolution 1 Bonds, Series 2001B-2,
                 5.400%, 12/01/31 (Alternative Minimum Tax)

        1,700   Georgia Housing and Finance Authority, Single Family                 12/12 at 100.00         AAA          1,750,745
                 Mortgage Bonds, Series 2002C-2, 5.100%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,057,940
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.4% (6.2% OF TOTAL INVESTMENTS)

        1,000   Cherokee County School System, Georgia, General Obligation            8/13 at 100.00         AAA          1,076,010
                 Bonds, Series 2003, 5.000%, 8/01/16 - MBIA Insured

        1,000   Forsyth County, Georgia, General Obligation Bonds,                    3/14 at 101.00          AA          1,090,170
                 Series 2004, 5.250%, 3/01/19

          750   Georgia, General Obligation Bonds, Series 1998D,                        No Opt. Call         AAA            846,885
                 5.250%, 10/01/15

                Oconee County, Georgia, General Obligation Bonds,
                Recreation Project, Series 2003:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,533,967
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,551,982


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.6% (20.9% OF TOTAL INVESTMENTS)

        1,405   Clayton County Development Authority, Georgia, Revenue                7/12 at 100.00         AAA          1,494,780
                 Bonds, TUFF Archives LLC Project, Series 2001A,
                 5.250%, 7/01/21 - MBIA Insured

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/13 at 100.00          AA          4,051,960
                 Revenue Bonds, Series 2002, 5.000%, 4/01/32

          750   Georgia Municipal Association Inc., Certificates of Participation,    6/12 at 101.00         AAA            792,420
                 City of Atlanta Court Project, Series 2002, 5.125%, 12/01/21 -
                 AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          3,014,450
                 Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured

        2,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00         AAA          2,172,560
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36 -
                 FSA Insured

        5,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          5,600,150
                 Facilities Revenue Refunding Bonds, Series 2002F,
                 5.250%, 7/01/21 - CIFG Insured

                Puerto Rico Municipal Finance Agency, Series 2002A:
          800    5.250%, 8/01/21 - FSA Insured                                        8/12 at 100.00         AAA            869,904
        2,500    5.000%, 8/01/27 - FSA Insured                                        8/12 at 100.00         AAA          2,567,925


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.1% (4.0% OF TOTAL INVESTMENTS)

        3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          3,971,784
                 Series 2000A, 5.500%, 1/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 0.9% (0.6% OF TOTAL INVESTMENTS)

          525   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA            576,135
                 Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.9% (6.5% OF TOTAL INVESTMENTS)

        1,000   Elberton, Georgia, Combined Utility System Revenue                    1/12 at 100.00         Aaa          1,037,690
                 Refunding and Improvement Bonds, Series 2001,
                 5.000%, 1/01/22 - AMBAC Insured

        1,300   Fairburn, Georgia, Combined Utility Revenue Bonds,                   10/10 at 101.00         BBB          1,368,926
                 Series 2000, 5.750%, 10/01/20

        1,000   Monroe County Development Authority, Georgia, Pollution                 No Opt. Call         AAA          1,044,870
                 Control Revenue Bonds, Georgia Power Company - Scherer
                 Plant, Series 2001, 4.200%, 1/01/12 (Mandatory put
                 12/01/08) - AMBAC Insured


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA     $    1,038,690
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured

        1,775   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          1,947,033
                 Series 2002II, 5.375%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 22.5% (14.9% OF TOTAL INVESTMENTS)

          500   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA            555,720
                 Series 2004, 5.250%, 11/01/15 - FSA Insured

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
        1,000    5.250%, 10/01/22 - FSA Insured                                      10/12 at 100.00         AAA          1,064,280
        3,500    5.000%, 10/01/27 - FSA Insured                                      10/12 at 100.00         AAA          3,576,230

                DeKalb County, Georgia, Water and Sewerage Bonds,
                Series 2000:
        2,500    5.125%, 10/01/31                                                    10/10 at 101.00          AA          2,552,550
        2,500    5.375%, 10/01/35                                                    10/10 at 101.00          AA          2,629,150

          950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             7/08 at 101.00         AAA          1,009,792
                 Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,229,642
                 Series 2002, 5.000%, 12/01/22 - AMBAC  Insured (PLG)
------------------------------------------------------------------------------------------------------------------------------------
$      93,360   Total Long-Term Investments (cost $96,814,104) - 151.1%                                                  98,347,952
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.4)%                                                                     (262,680)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   65,085,272
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                 NOTIONAL  EFFECTIVE     TERMINATION   APPRECIATION
                                                                                   AMOUNT       DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).                                                     $4,300,000    2/02/05         2/02/25      $(250,416)

Agreement with Morgan Stanley dated July 15, 2004, to pay semi-annually the notional amount multiplied by 5.717% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                        2,500,000    1/14/05         1/14/35       (115,052)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(365,468)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                  (PLG) Portion of security, with an aggregate market value of $312,546, has been pledged to collateralized the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Premium Income Municipal Fund (NNC)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.4% (18.5% OF TOTAL INVESTMENTS)

$         970   North Carolina Capital Facilities Financing Agency, Revenue           4/13 at 100.00         AAA     $    1,023,835
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.250%, 4/01/23 - XLCA Insured

        1,000   North Carolina Capital Facilities Financing Agency, Housing           6/13 at 100.00         AAA          1,017,740
                 Revenue Bonds, Elizabeth City State University, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

                North Carolina Education Assistance Authority, Subordinate Lien
                Guaranteed Student Loan Revenue Bonds, Series 1995A:
        1,000    6.050%, 7/01/10 (Alternative Minimum Tax)                            7/05 at 102.00          A2          1,031,480
        2,400    6.300%, 7/01/15 (Alternative Minimum Tax)                            7/05 at 102.00          A2          2,472,216

        5,875   North Carolina Education Assistance Authority, Subordinate            7/06 at 102.00          A2          6,150,655
                 Lien Guaranteed Student Loan Revenue Bonds,
                 Series 1996C, 6.350%, 7/01/16 (Alternative Minimum Tax)

        3,285   North Carolina State University at Raleigh, General Revenue          10/13 at 100.00          AA          3,577,069
                 Bonds, Series 2003A, 5.000%, 10/01/15

                University of North Carolina, Chapel Hill, System Net Revenue
                Bonds, Series 2003:
        2,380    5.000%, 12/01/19                                                    12/13 at 100.00         AA+          2,531,606
        2,725    5.000%, 12/01/21                                                    12/13 at 100.00         AA+          2,869,262
        1,500    5.000%, 12/01/23                                                    12/13 at 100.00         AA+          1,562,340

        1,000   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,078,050
                 Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured

          750   University of North Carolina System, Pooled Revenue Bonds,            4/14 at 100.00         Aaa            790,275
                 Series 2004C, 5.000%, 4/01/21 - AMBAC Insured

        1,675   University of North Carolina, Wilmington, General Revenue             1/12 at 101.00         Aaa          1,745,585
                 Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.7% (1.1% OF TOTAL INVESTMENTS)

        1,500   Virgin Islands Public Finance Authority, Refinery Revenue             1/14 at 100.00        BBB-          1,602,075
                 Bonds, Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.5% (13.9% OF TOTAL INVESTMENTS)

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center, Series 2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,062,860
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            581,834
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,783,443

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,084,680
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/19

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          600    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            642,426
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            530,120

        2,000   North Carolina Medical Care Commission, Healthcare                   10/09 at 101.00          A-          2,143,540
                 Facilities Revenue Bonds, Stanly Memorial Hospital,
                 Series 1999, 6.375%, 10/01/29

        1,615   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          1,584,767
                 Bonds, FirstHealth of the Carolinas Inc., Series 1998,
                 4.750%, 10/01/26

        3,000   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          3,055,500
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.375%, 6/01/32

          735   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00         AA-            752,295
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        5,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          5,112,400
                 Revenue Bonds, Mission-St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.7% (5.9% OF TOTAL INVESTMENTS)

$       1,000   Asheville Housing Authority, North Carolina,                         11/07 at 102.00         AAA     $    1,013,870
                 GNMA-Collateralized Multifamily Housing Revenue Bonds,
                 Woodridge Apartments, Series 1997, 5.800%, 11/20/39
                 (Alternative Minimum Tax)

        1,000   Charlotte, North Carolina, FHA-Insured Mortgage Revenue               1/05 at 103.00         AAA          1,045,750
                 Refunding Bonds, Tryon Hills Apartments, Series 1993A,
                 5.875%, 1/01/25 - MBIA Insured

        3,000   Mecklenburg County, North Carolina, FNMA Multifamily                  1/12 at 102.00         AAA          3,125,370
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) -
                 FGIC Insured

        2,290   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA          2,324,121
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.375%, 1/01/36 (Alternative Minimum Tax)

                North Carolina Housing Finance Agency, FHA-Insured
                Multifamily Revenue Bonds, Series 1993:
          260    5.800%, 7/01/14                                                      1/05 at 100.00         Aa2            260,328
          435    5.900%, 7/01/26                                                      1/05 at 100.00         Aa2            435,287


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.5% (6.4% OF TOTAL INVESTMENTS)

        5,180   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          5,365,807
                 Revenue Bonds, 1998 Trust Agreement, Series 6A,
                 6.200%, 1/01/29 (Alternative Minimum Tax)

        2,260   North Carolina Housing Finance Agency, Single Family Revenue          3/06 at 102.00          AA          2,317,065
                 Bonds, Series 1996HH, 6.300%, 3/01/26 (Alternative
                 Minimum Tax)

        1,240   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,254,644
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        1,400   North Carolina Capital Facilities Financing Agency,                     No Opt. Call         BBB          1,409,856
                 Exempt Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.2% (1.5% OF TOTAL INVESTMENTS)

        2,000   Haywood County Industrial Facilities and Pollution Control            3/06 at 102.00        Baa2          2,089,720
                 Financing Authority, North Carolina, Pollution Control Revenue
                 Refunding Bonds, Champion International Corporation Project,
                 Series 1995, 6.000%, 3/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.9% (9.4% OF TOTAL INVESTMENTS)

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          1,990,076
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Public              4/12 at 100.00         AAA          4,609,032
                 Improvement Bonds, Series 2002B, 5.000%, 4/01/16

        1,000   Johnston County, North Carolina, General Obligation Bonds,            6/11 at 102.00         AAA          1,076,100
                 Series 2001, 5.000%, 6/01/16 - FGIC Insured

        4,500   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          4,882,680
                 5.100%, 9/01/16

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            527,430
                 5.000%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 28.9% (19.5% OF TOTAL INVESTMENTS)

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,432,796
                 Series 2002, 5.250%, 2/01/17

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,934,424
                 Series 2004, 5.250%, 6/01/21 - MBIA Insured

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        1,145    5.000%, 6/01/18                                                      6/13 at 100.00         AA+          1,208,673
        1,700    5.375%, 6/01/26                                                      6/13 at 100.00         AA+          1,799,093

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AA+          1,131,879
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AA+          1,794,468

        2,180   Concord, North Carolina, Certificates of Participation,               6/06 at 102.00         AAA          2,347,119
                 Series 1996A, 6.125%, 6/01/21 - MBIA Insured

        1,000   Davidson County, North Carolina, Certificates of Participation,         No Opt. Call         AAA          1,111,630
                 Series 2004, 5.250%, 6/01/14 - AMBAC Insured


                                       29


                        Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         750   Johnston County Finance Corporation, North Carolina,                  8/09 at 101.00         AAA     $      807,855
                 Installment Payment Revenue Bonds, School and Museum
                 Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
        1,715    5.250%, 4/01/18 - FSA Insured                                        4/14 at 100.00         AAA          1,858,991
          500    5.250%, 4/01/20 - FSA Insured                                        4/14 at 100.00         AAA            539,170
        1,000    5.250%, 4/01/22 - FSA Insured                                        4/14 at 100.00         AAA          1,068,790

                North Carolina Infrastructure Finance Corporation, Certificates
                of Participation, Correctional Facilities, Series 2004A:
        2,500    5.000%, 2/01/19                                                      2/14 at 100.00         AA+          2,634,225
        1,500    5.000%, 2/01/23                                                      2/14 at 100.00         AA+          1,547,220

                North Carolina, Certificates of Participation, Series 2003:
        1,130    5.250%, 6/01/21                                                      6/13 at 100.00         AA+          1,194,647
        1,000    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          1,049,260

        1,500   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,581,795
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Puerto Rico Highway and Transportation Authority, Grant               3/14 at 100.00         AAA          2,125,880
                 Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.3% (2.2% OF TOTAL INVESTMENTS)

          600   Charlotte, North Carolina, Airport Revenue Bonds,                     7/14 at 100.00         AAA            636,384
                 Series 2004A, 5.250%, 7/01/24 - MBIA Insured

        2,250   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          2,435,040
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/16 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 19.3% (13.1% OF TOTAL INVESTMENTS)

        4,000   Charlotte, North Carolina, Water and Sewer System Revenue             6/10 at 101.00         AAA          4,470,520
                 Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded to 6/01/10)

        2,000   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/10 at 101.00      AA+***          2,307,360
                 Series 2000, 6.000%, 6/01/25 (Pre-refunded to 6/01/10)

        2,900   Fayetteville Public Works Commission, North Carolina, Revenue         3/07 at 101.00         AAA          3,105,755
                 Bonds, Series 1997, 5.125%, 3/01/24 (Pre-refunded to
                 3/01/07) - FSA Insured

        2,035   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          2,455,672
                 Revenue Bonds, Series 1980, 10.500%, 1/01/10

        2,180   Union County, North Carolina, Enterprise System Revenue               6/06 at 102.00         AAA          2,328,371
                 Bonds, Series 1996, 5.500%, 6/01/21 (Pre-refunded to
                 6/01/06) - MBIA Insured

        3,340   University of North Carolina, Chapel Hill, Revenue Bonds,             2/06 at 102.00      AA-***          3,526,172
                 Hospital System, Series 1996, 5.250%, 2/15/26
                 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.2% (5.6% OF TOTAL INVESTMENTS)

        4,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+          4,511,280
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,179,120
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,000   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,068,240
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.8% (1.9% OF TOTAL INVESTMENTS)

$         500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA     $      520,140
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 (WI,
                 settling 12/06/04) - XLCA Insured

        2,000   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,118,560
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     131,405   Total Long-Term Investments (cost $132,838,044) - 147.9%                                                139,343,718
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.1% (0.0% OF TOTAL INVESTMENTS)

           50   Puerto Rico Government Development Bank, Adjustable                                          A-1             50,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$          50   Total Short-Term Investments (cost $50,000)                                                                  50,000
=============-----------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $132,888,044) - 148.0%                                                         139,393,718
                --------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.7%                                                                     1,608,583
                --------------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (49.7)%                                                       (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                       $   94,202,301
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
                        Portfolio of
                            INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 26.6% (17.9% OF TOTAL INVESTMENTS)

$         500   North Carolina Capital Facilities Financing Agency, Revenue           9/11 at 101.00          A3     $      522,730
                 Bonds, High Point University, Series 2001, 5.125%, 9/01/18

        2,000   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          2,061,940
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

        1,750   University of North Carolina, Chapel Hill, System Net Revenue         6/11 at 100.00         AA+          1,785,508
                 Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          2,036,400
                 Bonds, Series 2002B, 5.000%, 12/01/11

        2,450   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          2,688,556
                 Bonds, Series 2002A, 5.375%, 4/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.3% (15.0% OF TOTAL INVESTMENTS)

        1,110   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,178,309
                 Revenue Bonds, Union Regional Medical Center,
                 Series 2002A, 5.250%, 1/01/15

        2,500   North Carolina Medical Care Commission, Healthcare                    5/07 at 100.00         AA-          2,528,725
                 Revenue Bonds, Carolina Medicorp, Series 1996,
                 5.250%, 5/01/26

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,542,975
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

          300   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00         AA-            307,059
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        2,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          2,044,960
                 Revenue Bonds, Mission-St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.3% (9.6% OF TOTAL INVESTMENTS)

        2,230   Durham Housing Authority, North Carolina, FNMA                        6/11 at 100.00         AAA          2,272,259
                 Guaranteed Multifamily Housing Revenue Bonds,
                 Naples Terrace Apartments, Series 2001A, 5.700%, 6/01/33
                 (Alternative Minimum Tax)

        2,500   Mecklenburg County, North Carolina, FNMA Multifamily                  1/12 at 102.00         AAA          2,604,475
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.4% (3.6% OF TOTAL INVESTMENTS)

        1,295   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,320,045
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          500   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            505,905
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

          500   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            503,520
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

          750   Columbus County Industrial Facilities and Pollution Control           4/07 at 102.00         BBB            776,400
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company
                 Project, Series 1997A, 6.150%, 4/01/21 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.3% (4.2% OF TOTAL INVESTMENTS)

                North Carolina, General Obligation Bonds, Series 2004A:
        1,000    5.000%, 3/01/18                                                      3/14 at 100.00         AAA          1,077,850
        1,000    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          1,054,860


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.0% (13.4% OF TOTAL INVESTMENTS)

$       1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-     $    1,448,197
                 Series 2002, 5.250%, 2/01/15

        1,400   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,481,606
                 Governmental Facilities Projects, Series 2003G,
                 5.375%, 6/01/26

        1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          2,040,768
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured

        1,250   Davidson County, North Carolina, Certificates of Participation,       6/14 at 100.00         AAA          1,343,350
                 Series 2004, 5.250%, 6/01/21 - AMBAC Insured

          470   Raleigh, North Carolina, Certificates of Participation,               6/14 at 100.00         AA+            494,506
                 Downtown Improvement Project, Series 2004B,
                 5.000%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8% (3.3% OF TOTAL INVESTMENTS)

        1,530   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          1,642,945
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.9% (13.4% OF TOTAL INVESTMENTS)

                Greenville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001:
        1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA          1,073,430
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            533,480

        2,500   North Carolina Eastern Municipal Power Agency, Power                  1/05 at 100.00         AAA          2,505,950
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power                  1/09 at 102.00         BBB          1,060,550
                 System Revenue Refunding Bonds, Series 1999B,
                 5.650%, 1/01/16

        1,500   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,602,360
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 25.3% (17.1% OF TOTAL INVESTMENTS)

        2,290   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa          2,429,576
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 - MBIA Insured

        2,250   Charlotte, North Carolina, Water and Sewer System Revenue             6/11 at 101.00         AAA          2,331,158
                 Bonds, Series 2001, 5.125%, 6/01/26

                Greensboro, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001A:
          500    5.125%, 6/01/20                                                      6/11 at 101.00         AA+            528,710
          500    5.125%, 6/01/21                                                      6/11 at 101.00         AA+            526,445


                                       33


                        Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         400   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA     $      416,111
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 (WI,
                 settling 12/06/04) - XLCA Insured

        2,275   Winston-Salem, North Carolina, Water and Sewerage                     6/12 at 100.00         AAA          2,420,441
                 System Revenue Bonds, Series 2002A, 5.000%, 6/01/17
------------------------------------------------------------------------------------------------------------------------------------
$      48,295   Total Long-Term Investments (cost $48,819,368) - 148.7%                                                  50,692,059
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                        396,696
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   34,088,755
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                 NOTIONAL  EFFECTIVE     TERMINATION   APPRECIATION
                                                                                   AMOUNT       DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association) Municipal
Swap Index for the quarter.                                                    $1,000,000   12/13/04    12/13/24           $(33,815)

Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                          400,000    2/16/05     2/16/35            (13,896)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(47,711)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.0% (15.7% OF TOTAL INVESTMENTS)

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
$         600    5.125%, 7/15/24                                                      1/11 at 101.00         Aaa     $      624,060
          200    5.125%, 7/15/27                                                      1/11 at 101.00         Aaa            205,866

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,127,204
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,068,170

          500   East Carolina University, North Carolina, General Revenue             5/13 at 100.00         Aaa            529,375
                 Bonds, Series 2003A, 5.000%, 5/01/19 - AMBAC Insured

        3,750   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          3,866,137
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

        1,840   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          2,030,882
                 Bonds, Series 2002B, 5.000%, 12/01/11

          400   University of North Carolina, Greensboro, General Revenue             4/11 at 101.00         AAA            438,072
                 Refunding Bonds, Series 2002B, 5.375%, 4/01/17 -
                 FSA Insured

                University of North Carolina System, Pooled Revenue
                Refunding Bonds, Series 2002A:
        1,155    5.375%, 4/01/16 - AMBAC Insured                                     10/12 at 100.00         AAA          1,271,389
        1,100    5.375%, 4/01/19 - AMBAC Insured                                     10/12 at 100.00         AAA          1,199,891

                University of North Carolina System, Pooled Revenue Bonds,
                Series 2004C:
          250    5.000%, 4/01/21 - AMBAC Insured                                      4/14 at 100.00         Aaa            263,425
          500    5.000%, 4/01/24 - AMBAC Insured                                      4/14 at 100.00         Aaa            519,050


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.2% (14.4% OF TOTAL INVESTMENTS)

        2,130   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          2,114,515
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        1,000   New Hanover County, North Carolina, Hospital Revenue                  4/05 at 101.00         AAA          1,001,440
                 Bonds, New Hanover Regional Medical Center, Series 1993,
                 4.750%, 10/01/23 - AMBAC Insured

        1,005   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,083,420
                 Revenue Bonds, Union Regional Medical Center,
                 Series 2002A, 5.250%, 1/01/13

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,075,700
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/20

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          595    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            637,072
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            530,120

                North Carolina Medical Care Commission, Hospital Revenue Bonds,
                Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,085,340
        2,000    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,057,300

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00         AA-            511,765
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,022,480
                 Revenue Bonds, Mission-St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.4% (4.3% OF TOTAL INVESTMENTS)

        3,500   Mecklenburg County, North Carolina, FNMA Multifamily                  1/12 at 102.00         AAA          3,646,265
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum
                 Tax) - FGIC Insured


                                       35


                        Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.0% (2.7% OF TOTAL INVESTMENTS)

$         425   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA     $      430,019
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured

                North Carolina Housing Finance Agency, Home Ownership Revenue
                Bonds, 1998 Trust Agreement, Series 13A:
          885    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA            921,205
          885    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA            923,099


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4% (1.0% OF TOTAL INVESTMENTS)

          800   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            805,632
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.0% (1.4% OF TOTAL INVESTMENTS)

        1,100   Northampton County Industrial Facilities and Pollution Control        2/11 at 101.00         BBB          1,160,874
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.0% (5.5% OF TOTAL INVESTMENTS)

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            281,635
                 Series 2000, 5.600%, 5/01/15

        3,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          3,255,120
                 5.100%, 9/01/16

        1,000   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA          1,054,860
                 5.000%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.2% (19.8% OF TOTAL INVESTMENTS)

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,439,512
                 Series 2002, 5.250%, 2/01/16

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,850    5.250%, 6/01/18                                                      6/12 at 101.00         AA+          2,004,216
          400    5.250%, 6/01/19                                                      6/12 at 101.00         AA+            432,268

        1,325   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          1,434,260
                 Series 2002, 5.250%, 6/01/17 - AMBAC Insured

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA          1,094,330
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,220,089
          825    5.000%, 12/01/18 - FSA Insured                                      12/12 at 101.00         AAA            876,274

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
        1,615    5.000%, 4/01/16 - FSA Insured                                        4/14 at 100.00         AAA          1,732,556
          715    5.250%, 4/01/20 - FSA Insured                                        4/14 at 100.00         AAA            771,013

                Raleigh, North Carolina, Certificates of Participation,
                Downtown Improvement Project, Series 2004B:
          805    5.000%, 6/01/20                                                      6/14 at 100.00         AA+            846,973
        1,310    5.000%, 6/01/21                                                      6/14 at 100.00         AA+          1,371,020

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,063,460
                 Series 2004, 5.000%, 6/01/20 - FSA Insured

        1,285   Rockingham, North Carolina, Certificates of Participation,            4/12 at 101.00         AAA          1,359,851
                 Series 2002, 5.000%, 4/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.6% (8.6% OF TOTAL INVESTMENTS)

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,087,770
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,510,797
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,404,185

                University of North Carolina, Charlotte, Parking System
                Revenue Bonds, Series 2002:
          360    5.000%, 1/01/17 - MBIA Insured                                       1/12 at 101.00         Aaa            383,497
          270    5.000%, 1/01/20 - MBIA Insured                                       1/12 at 101.00         Aaa            284,386
          500    5.125%, 1/01/27 - MBIA Insured                                       1/12 at 101.00         Aaa            517,505


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.9% (8.1% OF TOTAL INVESTMENTS)

$       3,000   Fayetteville Public Works Commission, North Carolina,                 3/07 at 101.00         AAA     $    3,212,850
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24
                 (Pre-refunded to 3/01/07) - FSA Insured

        3,200   Wake County, North Carolina, General Obligation School                2/10 at 101.50         AAA          3,600,992
                 Bonds, Series 2000, 5.400%, 2/01/13 (Pre-refunded
                 to 2/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.2% (8.3% OF TOTAL INVESTMENTS)

        2,500   North Carolina Eastern Municipal Power Agency, Power                  1/05 at 100.00         AAA          2,505,950
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        1,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+          1,691,730
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,600   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          2,777,424
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.0% (10.2% OF TOTAL INVESTMENTS)

        2,520   Charlotte, North Carolina, Water and Sewer System Revenue               No Opt. Call         AAA          2,831,623
                 Bonds, Series 2002, 5.250%, 7/01/13

        1,000   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00         AAA          1,039,660
                 Bonds, Series 2002, 5.000%, 6/01/23 - MBIA Insured

        1,465   Orange Water and Sewerage Authority, North Carolina,                  7/11 at 101.00         AA+          1,540,902
                 Water and Sewerage System Revenue Bonds,
                 Series 2001, 5.000%, 7/01/20

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2004:
        1,000    5.000%, 3/01/21                                                      3/14 at 100.00         AAA          1,055,640
        2,000    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          2,098,800
------------------------------------------------------------------------------------------------------------------------------------
$      78,860   Total Long-Term Investments (cost $80,388,333) - 146.9%                                                  83,930,915
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,194,750
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.0)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   57,125,665
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                                 See accompanying notes to financial statements.

                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.3% (2.2% OF TOTAL INVESTMENTS)

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,838,740
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.6% (11.1% OF TOTAL INVESTMENTS)

          500   East Carolina University, North Carolina, General Revenue             5/13 at 100.00         Aaa            529,375
                 Bonds, Series 2003A, 5.000%, 5/01/19 - AMBAC Insured

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        1,750    5.125%, 10/01/26                                                    10/11 at 100.00         AA+          1,804,197
        1,500    5.125%, 10/01/41                                                    10/11 at 100.00         AA+          1,514,880

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AA+          3,027,720
                 Bonds, Duke University, Series 2002A, 5.125%, 7/01/42

        1,900   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,940,014
                 Bonds, Series 2002A, 5.000%, 4/01/27 - AMBAC Insured

          500   University of North Carolina System, Pooled Revenue Bonds,            4/14 at 100.00         Aaa            519,050
                 Series 2004C, 5.000%, 4/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.6% (6.5% OF TOTAL INVESTMENTS)

        2,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/07 at 102.00          AA          2,064,940
                 Healthcare System Revenue Bonds, DBA Carolina Healthcare
                 System, Series 1997A, 5.125%, 1/15/22

          750   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA            744,548
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,093,680
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/18

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00         AA-            511,765
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8% (1.1% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA          1,034,490
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.150%, 1/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,315   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,340,432
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4% (1.0% OF TOTAL INVESTMENTS)

          800   North Carolina Capital Facilities Financing Agency, Exempt              No Opt. Call         BBB            805,632
                 Facilities Revenue Bonds, Waste Management Inc.,
                 Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax)
                 (Mandatory put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,400   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          1,410,178
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation Project, Series 1995A, 5.750%, 12/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.1% (10.2% OF TOTAL INVESTMENTS)

                Lincoln County, North Carolina, General Obligation Bonds,
                Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00         AAA            904,766
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00         AAA            953,343
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00         AAA          1,106,091

        1,000   Mecklenburg County, North Carolina, General Obligation                4/10 at 101.50         AAA          1,081,090
                 Public Improvement Bonds, Series 2000D, 5.000%, 4/01/13


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA     $    1,085,040
                 5.100%, 9/01/16

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            527,430
                 5.000%, 3/01/22

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          2,460,100
                 Refunding Bonds, Series 1997, 6.500%, 7/01/15 -
                 MBIA Insured

          400   Raleigh, North Carolina, General Obligation Bonds,                    6/12 at 100.00         AAA            422,204
                 Series 2002, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.7% (30.7% OF TOTAL INVESTMENTS)

        3,900   Cary, North Carolina, General Obligation Water and Sewer              3/11 at 102.00         AAA          4,144,335
                  Bonds, Series 2001, 5.000%, 3/01/20

        1,550   Cary, North Carolina, Certificates of Participation, Public          12/12 at 100.00         AA+          1,651,432
                 Improvement Projects, Series 2002A, 5.000%, 12/01/17

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,925,712
                 Series 2004, 5.250%, 6/01/22 - MBIA Insured

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue               9/07 at 102.00         AAA          1,597,860
                 Bonds, Arena Project, Series 1997, 5.125%, 9/01/19 -
                 FSA Insured

        3,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          3,777,113
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/33

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          3,100,890
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

          360   Duplin County, North Carolina, Refunding Certificates of                No Opt. Call         AAA            394,092
                 Participation, Series 2002, 5.000%, 9/01/12 -
                 AMBAC Insured

                Forsyth County, North Carolina, Certificates of Participation,
                Public Facilities and Equipment Project, Series 2002:
        1,325    5.125%, 1/01/16                                                      1/13 at 101.00         AA+          1,435,253
          770    5.250%, 1/01/19                                                      1/13 at 101.00         AA+            832,347
        1,235    5.250%, 1/01/23                                                      1/13 at 101.00         AA+          1,315,250

          500   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA            539,170
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,000   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,054,530
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Rutherford County, North Carolina, Certificates of                    9/12 at 101.00         AAA          2,091,440
                 Participation, Series 2002, 5.000%, 9/01/21 -
                 AMBAC Insured

        1,785   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,888,905
                 Series 2003, 5.000%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.2% (6.2% OF TOTAL INVESTMENTS)

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,936,231
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00         Aaa          3,245,514


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.9% (10.0% OF TOTAL INVESTMENTS)

        4,000   North Carolina Eastern Municipal Power Agency, Power                  1/05 at 100.00         AAA          4,009,520
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        2,665   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,903,677
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,400   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,495,536
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 26.3% (17.7% OF TOTAL INVESTMENTS)

          750   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa            795,713
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 - MBIA Insured

                Charlotte, North Carolina, Water and Sewer System Revenue
                Bonds, Series 2001:
          750    5.125%, 6/01/26                                                      6/11 at 101.00         AAA            777,053
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00         AAA          1,844,205


                                       39


                        Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Durham County, North Carolina, Enterprise System Revenue
                Bonds, Series 2002:
$         680    5.000%, 6/01/16 - MBIA Insured                                       6/13 at 100.00         AAA     $      731,394
          710    5.000%, 6/01/17 - MBIA Insured                                       6/13 at 100.00         AAA            759,956
          300    5.000%, 6/01/18 - MBIA Insured                                       6/13 at 100.00         AAA            319,551

        2,500   Kannapolis, North Carolina, Water and Sewerage System                 2/12 at 101.00         AAA          2,572,575
                 Revenue Bonds, Series 2001B,  5.250%, 2/01/26 (Alternative
                 Minimum Tax) - FSA Insured

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            520,140
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 (WI,
                 settling 12/06/04) - XLCA Insured

        1,000   Orange Water and Sewerage Authority, North Carolina, Water            7/11 at 101.00         AA+          1,018,600
                 and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/26

                Winston-Salem, North Carolina, Water and Sewerage System
                Revenue Bonds, Series 2002A:
          500    5.000%, 6/01/17                                                      6/12 at 100.00         AAA            531,963
        4,715    5.000%, 6/01/19                                                      6/12 at 100.00         AAA          4,975,787
------------------------------------------------------------------------------------------------------------------------------------
$      80,220   Total Long-Term Investments (cost $82,343,139) - 148.8%                                                  83,905,449
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                        489,948
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   56,395,397
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                 NOTIONAL  EFFECTIVE     TERMINATION   APPRECIATION
                                                                                   AMOUNT       DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).                                                     $1,100,000    2/02/05         2/02/25      $ (64,059)

Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association) Municipal
Swap Index for the quarter.                                                     2,000,000   12/13/04        12/13/24        (67,629)

Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                        1,600,000    2/16/05         2/16/35        (55,586)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(187,274)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES November 30, 2004 (Unaudited)
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $79,955,896, $42,242,779
   and $96,814,104, respectively)                                                    $83,757,686       $43,626,728     $ 98,347,952
Cash                                                                                          --           246,067               --
Receivables:
   Interest                                                                            1,421,247           656,269        1,649,075
   Investments sold                                                                       30,000                --           80,000
Other assets                                                                                 771               609              776
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    85,209,704        44,529,673      100,077,803
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                         1,115,167                --        1,579,108
Payable for investments purchased                                                             --                --               --
Forward swaps, at value                                                                       --           151,226          365,468
Accrued expenses:
   Management fees                                                                        44,664            12,578           26,186
   Other                                                                                  25,761            23,149           20,140
Preferred share dividends payable                                                          6,569               431            1,629
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,192,161           187,384        1,992,531
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                27,800,000        15,000,000       33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $56,217,543       $29,342,289     $ 65,085,272
====================================================================================================================================
Common shares outstanding                                                              3,792,587         1,959,759        4,553,660
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $     14.82       $     14.97     $      14.29
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    37,926       $    19,598     $     45,537
Paid-in surplus                                                                       52,176,044        27,749,544       64,257,862
Undistributed (Over-distribution of) net investment income                               574,264           383,439         (142,875)
Accumulated net realized gain (loss) from investments and
   forward swap transactions                                                            (372,481)          (43,015)        (243,632)
Net unrealized appreciation (depreciation) of investments and
   forward swap transactions                                                           3,801,790         1,232,723        1,168,380
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $56,217,543       $29,342,289     $ 65,085,272
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES November 30, 2004 (Unaudited) (continued)
                                                                          NORTH            NORTH             NORTH            NORTH
                                                                       CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $132,888,044, $48,819,368,
   $80,388,333 and $82,343,139, respectively)                      $139,393,718      $50,692,059       $83,930,915      $83,905,449
Cash                                                                         --               --                --               --
Receivables:
   Interest                                                           2,522,722          916,955         1,304,986        1,409,287
   Investments sold                                                          --            5,000                --               --
Other assets                                                              1,787            4,792             1,591              774
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  141,918,227       51,618,806        85,237,492       85,315,510
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          270,723           33,935            69,212          159,129
Payable for investments purchased                                       521,042          416,834                --          521,042
Forward swaps, at value                                                      --           47,711                --          187,274
Accrued expenses:
   Management fees                                                       74,780           14,488            24,161           22,531
   Other                                                                 38,484           11,963            18,454           21,601
Preferred share dividends payable                                        10,897            5,120                --            8,536
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 915,926          530,051           111,827          920,113
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               46,800,000       17,000,000        28,000,000       28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 94,202,301      $34,088,755       $57,125,665      $56,395,397
====================================================================================================================================
Common shares outstanding                                             6,327,906        2,251,152         3,737,196        3,923,437
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.89      $     15.14       $     15.29      $     14.37
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     63,279      $    22,512       $    37,372      $    39,234
Paid-in surplus                                                      87,446,745       31,897,791        52,987,278       55,357,323
Undistributed (Over-distribution of) net investment income              797,432          433,738           279,134           (9,025)
Accumulated net realized gain (loss) from investments
   and forward swap transactions                                       (610,829)         (90,266)          279,299         (367,171)
Net unrealized appreciation (depreciation) of investments
   and forward swap transactions                                      6,505,674        1,824,980         3,542,582        1,375,036
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 94,202,301      $34,088,755       $57,125,665      $56,395,397
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended November 30, 2004 (Unaudited)
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $2,125,057       $ 1,070,266       $2,231,050
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          271,496           143,187          316,589
Preferred shares - auction fees                                                           34,845            18,801           41,363
Preferred shares - dividend disbursing agent fees                                          5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                                            4,106               254              529
Custodian's fees and expenses                                                             10,862             7,102           11,799
Trustees' fees and expenses                                                                1,292               706            1,357
Professional fees                                                                          5,206             4,548            5,392
Shareholders' reports - printing and mailing expenses                                      7,130             3,388            6,767
Stock exchange listing fees                                                                  161                84              194
Investor relations expense                                                                 5,066             2,541            4,346
Other expenses                                                                             5,452             4,974            5,107
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     350,630           190,599          398,457
   Custodian fee credit                                                                   (5,775)           (2,755)          (2,701)
   Expense reimbursement                                                                      --           (66,505)        (156,848)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             344,855           121,339          238,908
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1,780,202           948,927        1,992,142
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                222,066            37,068           29,462
Net realized gain (loss) from forward swap transactions                                       --           (44,500)        (117,419)
Change in net unrealized appreciation (depreciation) of investments                    1,396,593         1,117,323        2,740,440
Change in net unrealized appreciation (depreciation) of forward swap transactions             --          (151,226)        (365,468)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              1,618,659           958,665        2,287,015
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (141,249)          (67,511)        (173,229)
From accumulated net realized gains from investments                                          --              (978)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                              (141,249)          (68,489)        (173,229)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                                    $3,257,612        $1,839,103       $4,105,928
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2004 (Unaudited) (continued)
                                                                          NORTH            NORTH             NORTH            NORTH
                                                                       CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,499,573       $1,228,276        $1,967,654       $1,962,045
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         455,410          165,123           275,267          272,391
Preferred shares - auction fees                                          58,661           21,309            35,096           35,096
Preferred shares - dividend disbursing agent fees                         5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           6,677              222               397              482
Custodian's fees and expenses                                            17,444            5,620            10,726           11,778
Trustees' fees and expenses                                               2,521              622             1,284            1,551
Professional fees                                                         6,099            4,473             5,307            5,146
Shareholders' reports - printing and mailing expenses                    10,316              476             6,735            7,787
Stock exchange listing fees                                               5,486               96               160              167
Investor relations expense                                                8,631            2,465             5,028            5,197
Other expenses                                                            6,392            4,056             6,476            5,201
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    582,651          209,476           351,490          349,810
   Custodian fee credit                                                  (2,818)          (1,066)           (3,490)          (2,202)
   Expense reimbursement                                                     --          (76,693)         (127,852)        (134,951)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            579,833          131,717           220,148          212,657
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,919,740        1,096,559         1,747,506        1,749,388
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                               300,654           29,629           249,784          (11,816)
Net realized gain (loss) from forward swap transactions                      --               --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                     2,051,119          971,125         1,560,726        2,097,913
Change in net unrealized appreciation (depreciation) of
   forward swap transactions                                                 --          (47,711)               --         (187,274)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             2,351,773          953,043         1,810,510        1,898,823
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (291,791)         (71,130)         (154,448)        (175,368)
From accumulated net realized gains from investments                         --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                             (291,791)         (71,130)         (154,448)        (175,368)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $4,979,722       $1,978,472        $3,403,568       $3,472,843
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                                                  GEORGIA
                                             GEORGIA                            GEORGIA                           DIVIDEND
                                       PREMIUM INCOME (NPG)              DIVIDEND ADVANTAGE (NZX)              ADVANTAGE 2 (NKG)
                                  ----------------------------        ----------------------------       ---------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/04          5/31/04          11/30/04           5/31/04         11/30/04         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,780,202      $ 3,686,825         $ 948,927       $ 1,906,221       $1,992,142     $ 3,994,165
Net realized gain (loss) from
   investments                        222,066         (142,352)           37,068           (34,604)          29,462        (155,715)
Net realized gain (loss) from
   forward swap transactions               --               --           (44,500)               --         (117,419)             --
Change in net unrealized
   appreciation (depreciation)
   of investments                   1,396,593       (3,536,134)        1,117,323        (2,293,885)       2,740,440      (5,355,917)
Change in net unrealized
   appreciation (depreciation)
   of forward
   swap transactions                       --               --          (151,226)               --         (365,468)             --
Distributions to
   Preferred Shareholders:
   From net investment income        (141,249)        (189,236)          (67,511)         (108,936)        (173,229)       (250,342)
   From accumulated net
     realized gains
     from investments                      --               --              (978)           (1,918)              --         (10,400)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  3,257,612         (180,897)        1,839,103          (533,122)       4,105,928      (1,778,209)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,717,212)      (3,423,438)         (858,375)       (1,704,122)      (1,830,571)     (3,660,472)
From accumulated net
   realized gains from
   investment transactions                 --               --                --           (26,640)              --         (99,254)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,717,212)      (3,423,438)         (858,375)       (1,730,762)      (1,830,571)     (3,759,726)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --             3,771               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     70,548          160,945                --            33,434               --          32,954
Preferred shares offering costs            --               --            13,620            (1,870)             100         (10,285)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  70,548          160,945            13,620            35,335              100          22,669
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      1,610,948       (3,443,390)          994,348        (2,228,549)       2,275,457      (5,515,266)
Net assets applicable
   to Common shares
   at the beginning of period      54,606,595       58,049,985        28,347,941        30,576,490       62,809,815      68,325,081
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $56,217,543      $54,606,595       $29,342,289       $28,347,941      $65,085,272     $62,809,815
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   574,264      $   652,523       $   383,439       $   360,398      $  (142,875)    $  (131,217)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                             NORTH CAROLINA                     NORTH CAROLINA
                                                                          PREMIUM INCOME (NNC)             DIVIDEND ADVANTAGE (NRB)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/04           5/31/04         11/30/04         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,919,740       $ 6,036,869      $ 1,096,559     $ 2,198,462
Net realized gain (loss) from investments                                300,654         1,150,011           29,629        (112,796)
Net realized gain (loss) from
   forward swap transactions                                                  --                --               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                       2,051,119        (7,239,557)         971,125      (2,363,263)
Change in net unrealized appreciation
   (depreciation) of forward
   swap transactions                                                          --                --          (47,711)             --
Distributions to Preferred Shareholders:
   From net investment income                                           (291,791)         (386,028)         (71,130)       (107,525)
   From accumulated net realized gains
     from investments                                                         --                --               --          (9,400)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     4,979,722          (438,705)       1,978,472        (394,522)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (2,827,326)       (5,617,376)      (1,032,964)     (2,041,238)
From accumulated net realized gains
   from investment transactions                                               --                --               --        (160,089)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (2,827,326)       (5,617,376)      (1,032,964)     (2,201,327)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --                --               --           1,664
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                       109,017           211,834           32,757         113,571
Preferred shares offering costs                                               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                    109,017           211,834           32,757         115,235
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         2,261,413        (5,844,247)         978,265      (2,480,614)
Net assets applicable to Common
   shares at the beginning of period                                  91,940,888        97,785,135       33,110,490      35,591,104
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $94,202,301       $91,940,888      $34,088,755     $33,110,490
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   797,432       $   996,809      $   433,738     $   441,273
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                            NORTH CAROLINA                     NORTH CAROLINA
                                                                       DIVIDEND ADVANTAGE 2 (NNO)        DIVIDEND ADVANTAGE 3 (NII)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        11/30/04           5/31/04         11/30/04         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,747,506       $ 3,524,512      $ 1,749,388     $ 3,516,284
Net realized gain (loss) from investments                                249,784            29,594          (11,816)       (355,355)
Net realized gain (loss) from
   forward swap transactions                                                  --                --               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                       1,560,726        (4,418,430)       2,097,913      (3,908,003)
Change in net unrealized appreciation
   (depreciation) of forward
   swap transactions                                                          --                --         (187,274)             --
Distributions to Preferred Shareholders:
   From net investment income                                           (154,448)         (219,210)        (175,368)       (258,138)
   From accumulated net realized gains
     from investments                                                         --            (6,486)              --          (3,015)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     3,403,568        (1,090,020)       3,472,843      (1,008,227)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,614,094)       (3,186,908)      (1,576,891)     (3,152,705)
From accumulated net realized gains
   from investment transactions                                               --          (106,264)              --         (27,839)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                                             (1,614,094)       (3,293,172)      (1,576,891)     (3,180,544)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --             2,456               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        24,972            50,055           17,940          30,033
Preferred shares offering costs                                               --                --               --         (13,175)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                     24,972            52,511           17,940          16,858
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         1,814,446        (4,330,681)       1,913,892      (4,171,913)
Net assets applicable to Common
   shares at the beginning of period                                  55,311,219        59,641,900       54,481,505      58,653,418
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $57,125,665       $55,311,219      $56,395,397     $54,481,505
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   279,134       $   300,170      $    (9,025)    $    (6,154)
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund
(NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund
(NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3
(NII) are traded on the American Stock Exchange while Common shares of North Carolina Premium Income (NNC) is traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, North Carolina Premium Income (NNC), North Carolina Dividend Advantage (NRB) and North Carolina Dividend Advantage 3 (NII) had outstanding when-issued purchase commitments of $521,042, $416,834 and $521,042, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                --         600           --           --          --           --           --
   Series T                --          --           --           --         680           --           --
   Series W                --          --           --           --          --           --        1,120
   Series TH            1,112          --           --        1,872          --           --           --
   Series F                --          --        1,320           --          --        1,120           --
=========================================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

Transactions in Common shares were as follows:

                                        GEORGIA             GEORGIA DIVIDEND          GEORGIA DIVIDEND
                                 PREMIUM INCOME (NPG)        ADVANTAGE (NZX)          ADVANTAGE 2 (NKG)
                               -----------------------   ----------------------   -----------------------
                               SIX MONTHS                SIX MONTHS               SIX MONTHS
                                    ENDED   YEAR ENDED        ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                 11/30/04      5/31/04     11/30/04     5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                         --           --           --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                  4,547        9,866           --       2,157           --        2,243
---------------------------------------------------------------------------------------------------------
                                    4,547        9,866           --       2,157           --        2,243
=========================================================================================================
                                                             NORTH CAROLINA           NORTH CAROLINA
                                                          PREMIUM INCOME (NNC)   DIVIDEND ADVANTAGE (NRB)
                                                         ----------------------  ------------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                                           11/30/04     5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            6,832      12,801        2,107        6,918
---------------------------------------------------------------------------------------------------------
                                                              6,832      12,801        2,107        6,918
=========================================================================================================
                                                             NORTH CAROLINA            NORTH CAROLINA
                                                                DIVIDEND                  DIVIDEND
                                                            ADVANTAGE 2 (NNO)         ADVANTAGE 3 (NII)
                                                         ----------------------   -----------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                                           11/30/04     5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            1,605       3,167        1,212        1,990
---------------------------------------------------------------------------------------------------------
                                                              1,605       3,167        1,212        1,990
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2004, were as follows:

                                               GEORGIA      GEORGIA      GEORGIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPG)        (NZX)        (NKG)
--------------------------------------------------------------------------------
Purchases                                  $10,627,724   $4,505,140   $4,962,669
Sales and maturities                         9,083,388    4,216,258    3,257,975
================================================================================

                                     NORTH       NORTH        NORTH        NORTH
                                  CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NNC)       (NRB)        (NNO)        (NII)
--------------------------------------------------------------------------------
Purchases                      $12,703,134  $2,757,390   $8,541,154   $4,746,243
Sales and maturities            12,044,876   1,939,516    8,915,465    4,113,895
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                                               GEORGIA      GEORGIA      GEORGIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPG)        (NZX)        (NKG)
--------------------------------------------------------------------------------
Cost of investments                        $79,944,420  $42,242,779  $96,813,894
================================================================================

                                    NORTH        NORTH        NORTH        NORTH
                                 CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NNC)        (NRB)        (NNO)        (NII)
--------------------------------------------------------------------------------
Cost of investments          $132,828,837  $48,818,301  $80,384,742  $82,343,139
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

                                              GEORGIA      GEORGIA      GEORGIA
                                              PREMIUM     DIVIDEND     DIVIDEND
                                               INCOME    ADVANTAGE  ADVANTAGE 2
                                                (NPG)        (NZX)        (NKG)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                            $3,929,959   $1,403,580   $1,824,896
   Depreciation                              (116,693)     (19,631)    (290,838)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                          $3,813,266   $1,383,949   $1,534,058
================================================================================

                                 NORTH        NORTH         NORTH         NORTH
                              CAROLINA     CAROLINA      CAROLINA      CAROLINA
                               PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND
                                INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                 (NNC)        (NRB)         (NNO)         (NII)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $6,748,998   $1,874,202    $3,557,314    $1,755,959
   Depreciation               (184,117)        (444)      (11,141)     (193,649)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments           $6,564,881   $1,873,758    $3,546,173    $1,562,310
================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                  $909,304     $506,476     $179,001
Undistributed net ordinary income **                                         --           --           --
Undistributed net long-term capital gains                                    --           --           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                    $1,412,820    $615,342     $567,505     $260,661
Undistributed net ordinary income **                             --          --           --           --
Undistributed net long-term capital gains                        --          --       29,515           --
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 3, 2004, paid on June 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $3,576,247   $1,804,473   $3,908,774
Distributions from net ordinary income *                                 25,456           --      109,478
Distributions from net long-term capital gains                               --       28,503           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $5,990,683  $2,139,529   $3,390,258   $3,408,983
Distributions from net ordinary income **                        --      66,536       76,010       30,673
Distributions from net long-term capital gains                   --     102,835       36,895           --
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                       NORTH        NORTH
                                               GEORGIA      GEORGIA     GEORGIA     CAROLINA     CAROLINA
                                               PREMIUM     DIVIDEND    DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME    ADVANTAGE ADVANTAGE 2       INCOME  ADVANTAGE 3
                                                 (NPG)        (NZX)       (NKG)        (NNC)        (NII)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2005                                        $340,685       $ --     $     --     $ 71,954     $     --
   2006                                              --         --           --           --           --
   2007                                              --         --           --           --           --
   2008                                         129,908         --           --      108,131           --
   2009                                              --         --           --      731,398           --
   2010                                              --         --           --           --           --
   2011                                              --         --           --           --           --
   2012                                         123,954         70      155,675           --      339,128
---------------------------------------------------------------------------------------------------------
Total                                          $594,547       $ 70     $155,675     $911,483     $339,128
=========================================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through May 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                              NORTH        NORTH
                                               GEORGIA     CAROLINA     CAROLINA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE    ADVANTAGE  ADVANTAGE 3
                                                 (NZX)        (NRB)        (NII)
--------------------------------------------------------------------------------
                                               $34,535     $119,895      $16,228
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            GEORGIA PREMIUM INCOME (NPG)
(INCLUDING NET ASSETS                        NORTH CAROLINA PREMIUM INCOME (NNC)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                GEORGIA DIVIDEND ADVANTAGE (NZX)
                                              GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                         NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
AVERAGE DAILY NET ASSETS               NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
(INCLUDING NET ASSETS                  NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            GEORGIA PREMIUM INCOME (NPG)
(INCLUDING NET ASSETS                        NORTH CAROLINA PREMIUM INCOME (NNC)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                                GEORGIA DIVIDEND ADVANTAGE (NZX)
                                              GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                         NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
AVERAGE DAILY NET ASSETS               NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
(INCLUDING NET ASSETS                  NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                               SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%                      2007                    .25%
2002                      .30                       2008                    .20
2003                      .30                       2009                    .15
2004                      .30                       2010                    .10
2005                      .30                       2011                    .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                               SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                      2007                    .32%
2003                      .32                       2008                    .24
2004                      .32                       2009                    .16
2005                      .32                       2010                    .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
JANUARY 31,                                 JANUARY 31,
--------------------------------------------------------------------------------
2001*                     .30%                    2007                      .25%
2002                      .30                     2008                      .20
2003                      .30                     2009                      .15
2004                      .30                     2010                      .10
2005                      .30                     2011                      .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%                     2007                     .25%
2002                      .30                      2008                     .20
2003                      .30                      2009                     .15
2004                      .30                      2010                     .10
2005                      .30                      2011                     .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2004, to shareholders of record on December 15, 2004, as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM   DIVIDEND      DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Dividend per share     $.0755      $.0730       $.0650       $.0745      $.0765       $.0720       $.0670
=========================================================================================================

At the same time, the following Funds declared capital gains and ordinary income distributions as follows:

                                                                           NORTH
                                               GEORGIA      GEORGIA     CAROLINA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPG)        (NZX)        (NNO)
--------------------------------------------------------------------------------
Capital gains distributions per share          $   --        $.0083       $.0698
Ordinary income distributions per share*        .0049            --           --
================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Swap Transactions

North Carolina Dividend Advantage 2 (NNO) entered into forward starting swap transactions for the purpose of hedging its portfolio duration. The swap transactions will be valued daily with the corresponding unrealized gain or loss reflected in the Fund's NAV. The Fund entered into the forward starting swap transactions on the dates and in the notional amounts as follows:

Trade Date                                   December 2, 2004   December 8, 2004
--------------------------------------------------------------------------------
Notional Amount                                    $1,750,000           $600,000
================================================================================

Adviser Merger

Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.

                        Financial
                                HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                          Investment Operations                              Less Distributions
                                      --------------------------------------------------------------   -----------------------------
                                                               Distributions   Distributions
                                                                    from Net            from                  Net
                           Beginning                     Net      Investment         Capital           Investment   Capital
                              Common               Realized/       Income to        Gains to            Income to  Gains to
                               Share         Net  Unrealized       Preferred       Preferred               Common    Common
                           Net Asset  Investment  Investment          Share-          Share-               Share-    Share-
                               Value      Income  Gain (Loss)        holders+        holders+  Total      holders   holders   Total
====================================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                       $14.42       $ .47      $  .42           $(.04)           $ --   $ .85        $(.45)     $ --   $(.45)
2004                           15.36         .97        (.96)           (.05)             --    (.04)        (.90)       --    (.90)
2003                           14.31         .96        1.02            (.07)             --    1.91         (.86)       --    (.86)
2002                           14.15        1.02         .11            (.12)             --    1.01         (.85)       --    (.85)
2001                           12.80        1.06        1.35            (.26)             --    2.15         (.80)       --    (.80)
2000                           14.45        1.03       (1.65)           (.23)             --    (.85)        (.80)       --    (.80)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                        14.47         .48         .48            (.03)             --     .93         (.44)       --    (.44)
2004                           15.62         .97       (1.18)           (.06)             --    (.27)        (.87)     (.01)   (.88)
2003                           14.00         .96        1.65            (.06)           (.02)   2.53         (.81)     (.13)   (.94)
2002(b)                        14.33         .58        (.19)           (.06)             --     .33         (.47)       --    (.47)

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                        13.79         .44         .50            (.04)             --     .90         (.40)       --    (.40)
2004                           15.01         .88       (1.23)           (.05)             --    (.40)        (.80)     (.02)   (.82)
2003(c)                        14.33         .47         .92            (.04)             --    1.35         (.47)       --    (.47)
====================================================================================================================================
                                                                              Total Returns
                                                                          --------------------
                                                                                       Based
                                 Offering                                                 on
                                Costs and         Ending                              Common
                                Preferred         Common                   Based       Share
                                    Share          Share       Ending         on         Net
                             Underwriting      Net Asset       Market     Market       Asset
                                Discounts          Value        Value      Value**     Value**
==============================================================================================
GEORGIA PREMIUM
INCOME (NPG)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                              $ --         $14.82     $16.4700      10.79%       5.96%
2004                                   --          14.42      15.3000      (4.56)       (.23)
2003                                   --          15.36      16.9500      12.92       13.78
2002                                   --          14.31      15.8300       8.98        7.32
2001                                   --          14.15      15.3500      30.41       16.98
2000                                   --          12.80      12.4375     (18.84)      (5.87)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                               .01          14.97      15.2900      12.90        6.53
2004                                   --          14.47      13.9500      (5.15)      (1.73)
2003                                  .03          15.62      15.5900      12.56       18.82
2002(b)                              (.19)         14.00      14.7400       1.42        1.02

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                --          14.29      13.5900       5.98        6.58
2004                                   --          13.79      13.2000      (6.57)      (2.67)
2003(c)                              (.20)         15.01      14.9800       3.16        8.22
==============================================================================================
                                                                   Ratios/Supplemental Data
                              ----------------------------------------------------------------------------------------------------
                                                  Before Credit/Reimbursement          After Credit/Reimbursement***
                                               --------------------------------      -------------------------------
                                                                 Ratio of Net                         Ratio of Net
                                                 Ratio of          Investment          Ratio of         Investment
                                   Ending        Expenses           Income to          Expenses          Income to
                                      Net      to Average             Average        to Average            Average
                                   Assets      Net Assets          Net Assets        Net Assets         Net Assets
                               Applicable      Applicable          Applicable        Applicable         Applicable      Portfolio
                                to Common       to Common           to Common         to Common          to Common       Turnover
                              Shares (000)         Shares++            Shares++          Shares++           Shares++         Rate
==================================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                           $56,218            1.25%*              6.31%*            1.23%*             6.33%*           11%
2004                               54,607            1.23                6.54              1.22               6.55             12
2003                               58,050            1.29                6.53              1.26               6.55             22
2002                               53,909            1.37                7.12              1.35               7.13             37
2001                               53,168            1.41                7.67              1.40               7.68             15
2000                               47,991            1.43                7.73              1.40               7.76             17

GEORGIA DIVIDEND
ADVANTAGE (NZX)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            29,342            1.30*               6.00*              .83*              6.48*            10
2004                               28,348            1.27                6.03               .81               6.49              5
2003                               30,576            1.31                6.00               .83               6.49             48
2002(b)                            27,381            1.37*               5.70*              .92*              6.16*            60

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            65,085            1.23*               5.64*              .74*              6.13*             3
2004                               62,810            1.22                5.63               .73               6.12             12
2003(c)                            68,325            1.16*               4.36*              .69*              4.84*            17
==================================================================================================================================
                                       Preferred Shares at End of Period
                                   -----------------------------------------
                                     Aggregate     Liquidation
                                        Amount      and Market         Asset
                                   Outstanding           Value      Coverage
                                          (000)      Per Share     Per Share
============================================================================
GEORGIA PREMIUM
INCOME (NPG)
----------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                $27,800         $25,000       $75,555
2004                                    27,800          25,000        74,107
2003                                    27,800          25,000        77,203
2002                                    27,800          25,000        73,480
2001                                    27,800          25,000        72,813
2000                                    27,800          25,000        68,157

GEORGIA DIVIDEND
ADVANTAGE (NZX)
----------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                 15,000          25,000        73,904
2004                                    15,000          25,000        72,247
2003                                    15,000          25,000        75,961
2002(b)                                 15,000          25,000        70,636

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                 33,000          25,000        74,307
2004                                    33,000          25,000        72,583
2003(c)                                 33,000          25,000        76,761
============================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2004.
(b) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  58-59 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)
Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations                              Less Distributions
                                      --------------------------------------------------------------   -----------------------------
                                                               Distributions   Distributions
                                                                    from Net            from                  Net
                           Beginning                     Net      Investment         Capital           Investment   Capital
                              Common               Realized/       Income to        Gains to            Income to  Gains to
                               Share         Net  Unrealized       Preferred       Preferred               Common    Common
                           Net Asset  Investment  Investment          Share-          Share-               Share-    Share-
                               Value      Income  Gain (Loss)        holders+        holders+  Total      holders   holders   Total
====================================================================================================================================
NORTH CAROLINA PREMIUM
INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                       $14.55       $ .46      $  .38           $(.05)           $ --   $ .79        $(.45)     $ --   $(.45)
2004                           15.50         .95        (.95)           (.06)             --    (.06)        (.89)       --    (.89)
2003                           14.18         .98        1.27            (.07)             --    2.18         (.86)       --    (.86)
2002                           13.94        1.02         .15            (.13)             --    1.04         (.80)       --    (.80)
2001                           12.62        1.03        1.31            (.27)             --    2.07         (.75)       --    (.75)
2000                           14.28        1.02       (1.61)           (.26)             --    (.85)        (.81)       --    (.81)

NORTH CAROLINA DIVIDEND
ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                        14.72         .49         .42            (.03)             --     .88         (.46)       --    (.46)
2004                           15.87         .98       (1.10)           (.05)             --    (.17)        (.91)     (.07)   (.98)
2003                           14.39        1.00        1.54            (.06)           (.02)   2.46         (.86)     (.13)   (.99)
2002                           13.90        1.06         .38            (.13)             --    1.31         (.82)       --    (.82)
2001(b)                        14.33         .25        (.26)           (.05)             --    (.06)        (.20)       --    (.20)

NORTH CAROLINA DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                        14.81         .47         .48            (.04)             --     .91         (.43)       --    (.43)
2004                           15.98         .94       (1.17)           (.06)             --    (.29)        (.85)     (.03)   (.88)
2003                           14.30         .94        1.78            (.07)           (.02)   2.63         (.82)     (.13)   (.95)
2002(c)                        14.33         .38         .11            (.04)             --     .45         (.34)       --    (.34)

NORTH CAROLINA DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                        13.89         .45         .47            (.04)             --     .88         (.40)       --    (.40)
2004                           14.96         .90       (1.09)           (.07)             --    (.26)        (.80)     (.01)   (.81)
2003(d)                        14.33         .49         .87            (.05)             --    1.31         (.47)       --    (.47)
====================================================================================================================================
                                                                               Total Returns
                                                                           --------------------
                                                                                        Based
                                  Offering                                                 on
                                 Costs and         Ending                              Common
                                 Preferred         Common                   Based       Share
                                     Share          Share       Ending         on         Net
                              Underwriting      Net Asset       Market     Market       Asset
                                 Discounts          Value        Value      Value**     Value**
===============================================================================================
NORTH CAROLINA PREMIUM
INCOME (NNC)
-----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                               $ --         $14.89     $16.3800       9.34%       5.44%
2004                                    --          14.55      15.4000      (4.08)       (.40)
2003                                    --          15.50      16.9500      10.27       15.80
2002                                    --          14.18      16.2100      15.44        7.62
2001                                    --          13.94      14.8000      14.03       16.65
2000                                    --          12.62      13.6875      (7.76)      (5.98)

NORTH CAROLINA DIVIDEND
ADVANTAGE (NRB)
-----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                 --          15.14      16.4500      12.48        6.01
2004                                    --          14.72      15.0500      (2.76)      (1.08)
2003                                   .01          15.87      16.4500      13.52       17.75
2002                                    --          14.39      15.4400       7.54        9.58
2001(b)                               (.17)         13.90      15.1500       2.42       (1.57)

NORTH CAROLINA DIVIDEND
ADVANTAGE 2 (NNO)
-----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                 --          15.29      16.1300      12.04        6.19
2004                                    --          14.81      14.8000      (1.94)      (1.83)
2003                                    --          15.98      15.9700      14.10       18.98
2002(c)                               (.14)         14.30      14.9000       1.64        2.22

NORTH CAROLINA DIVIDEND
ADVANTAGE 3 (NII)
-----------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                 --          14.37      14.8500      11.58        6.39
2004                                    --          13.89      13.6800      (4.93)      (1.75)
2003(d)                               (.21)         14.96      15.2000       4.56        7.86
===============================================================================================
                                                                     Ratios/Supplemental Data
                                ----------------------------------------------------------------------------------------------------
                                                    Before Credit/Reimbursement          After Credit/Reimbursement***
                                                 --------------------------------      -------------------------------
                                                                   Ratio of Net                         Ratio of Net
                                                   Ratio of          Investment          Ratio of         Investment
                                     Ending        Expenses           Income to          Expenses          Income to
                                        Net      to Average             Average        to Average            Average
                                     Assets      Net Assets          Net Assets        Net Assets         Net Assets
                                 Applicable      Applicable          Applicable        Applicable         Applicable      Portfolio
                                  to Common       to Common           to Common         to Common          to Common       Turnover
                                Shares (000)         Shares++            Shares++          Shares++           Shares++         Rate
====================================================================================================================================
NORTH CAROLINA PREMIUM
INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                             $94,202            1.23%*              6.18%*            1.23%*             6.18%*            9%
2004                                 91,941            1.23                6.35              1.22               6.36             20
2003                                 97,785            1.27                6.60              1.25               6.62             16
2002                                 89,286            1.33                7.17              1.32               7.18             22
2001                                 87,614            1.34                7.47              1.30               7.51             19
2000                                 79,167            1.37                7.81              1.35               7.83             25

NORTH CAROLINA DIVIDEND
ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                              34,089            1.23*               5.98*              .77*              6.43*             4
2004                                 33,110            1.24                5.96               .78               6.42             15
2003                                 35,591            1.30                6.16               .83               6.62             39
2002                                 32,148            1.44                6.86               .90               7.40             37
2001(b)                              31,015            1.31*               5.02*              .85*              5.48*            29

NORTH CAROLINA DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                              57,126            1.23*               5.65*              .77*              6.11*            10
2004                                 55,311            1.22                5.71               .77               6.16             13
2003                                 59,642            1.24                5.80               .76               6.27             22
2002(c)                              53,383            1.19*               4.70*              .74*              5.15*            43

NORTH CAROLINA DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                              56,395            1.24*               5.73*              .76*              6.21*             5
2004                                 54,482            1.22                5.75               .73               6.23             14
2003(d)                              58,653            1.18*               4.61*              .71*              5.08*             3
====================================================================================================================================
                                               Preferred Shares at End of Period
                                           -----------------------------------------
                                             Aggregate     Liquidation
                                                Amount      and Market         Asset
                                           Outstanding           Value      Coverage
                                                  (000)      Per Share     Per Share
====================================================================================
NORTH CAROLINA PREMIUM
INCOME (NNC)
------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                        $46,800         $25,000       $75,322
2004                                            46,800          25,000        74,114
2003                                            46,800          25,000        77,236
2002                                            46,800          25,000        72,695
2001                                            46,800          25,000        71,802
2000                                            46,800          25,000        67,290

NORTH CAROLINA DIVIDEND
ADVANTAGE (NRB)
------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                         17,000          25,000        75,131
2004                                            17,000          25,000        73,692
2003                                            17,000          25,000        77,340
2002                                            17,000          25,000        72,277
2001(b)                                         17,000          25,000        70,610

NORTH CAROLINA DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                         28,000          25,000        76,005
2004                                            28,000          25,000        74,385
2003                                            28,000          25,000        78,252
2002(c)                                         28,000          25,000        72,664

NORTH CAROLINA DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                                         28,000          25,000        75,353
2004                                            28,000          25,000        73,644
2003(d)                                         28,000          25,000        77,369
====================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2004.
(b) For the period January 25, 2001 (commencement of operations) through May 31, 2001.
(c) For the period November 15, 2001 (commencement of operations) through May 31, 2002.
(d) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  60-61 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit,nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on the dividends or distributions awaiting reinvestment. Because the market price may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six month period ended November 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.





                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools




Logo: NUVEEN Investments

                                                                     ESA-C-1104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.